Nuveen California High Yield Municipal Bond Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 118.5%
	MUNICIPAL BONDS – 118.3%
	Consumer Staples – 8.0%
$27,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Subordinate Series 2006A, 0.000%, 6/01/50	6/19 at 15.11	N/R	$3,960,900
1,155	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/19 at 100.00	N/R	1,155,023
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
25	5.600%, 6/01/36	6/19 at 100.00	B2	25,177
1,000	5.650%, 6/01/41	6/19 at 100.00	B2	1,006,900
1,205	5.700%, 6/01/46	6/19 at 100.00	B2	1,212,796
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Turbo Series 2006B, 0.000%, 6/01/46	6/19 at 19.67	N/R	1,962,400
1,860	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	7/19 at 100.00	Ba3	1,860,149
50	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	7/19 at 100.00	BB-	50,129
20,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	6/19 at 21.70	N/R	3,633,200
14,900	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	15,228,098
6,800	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	6,766,068
15,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	14,925,150
33,705	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.010%, 6/01/47	6/19 at 19.68	CCC+	5,652,329
3,460	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47	6/19 at 100.00	N/R	3,344,159
22,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2 Turbo Capital Appreciation, 0.010%, 6/01/47	6/19 at 15.63	CCC	3,340,920

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples (continued)
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
$1,000	0.000%, 6/01/36	7/19 at 39.12	N/R	$388,010
7,500	0.000%, 6/01/47	7/19 at 20.83	N/R	1,461,000
7,195	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005B, 0.000%, 6/01/45	6/19 at 22.11	CCC+	1,458,930
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
2,800	5.375%, 6/01/38	6/19 at 100.00	B-	2,812,040
460	5.500%, 6/01/45	6/19 at 100.00	B-	462,001
5,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%, 6/01/46	6/19 at 19.03	CCC+	820,650
	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
3,295	5.000%, 6/01/37	6/19 at 100.00	B2	3,311,673
10,330	5.125%, 6/01/46	6/19 at 100.00	B2	10,352,313
195,740	Total Consumer Staples			85,190,015
	Education and Civic Organizations – 13.0%
2,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 5.000%, 11/01/41	11/23 at 100.00	A	2,242,880
5,615	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.500%, 10/01/38, 144A	10/22 at 105.00	N/R	5,719,607
	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A:
900	5.000%, 10/01/35	10/22 at 102.00	BB	932,247
500	5.250%, 10/01/45	10/22 at 102.00	BB	516,830
1,335	5.250%, 10/01/45	10/22 at 102.00	BB	1,379,936
4,255	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2017A, 5.000%, 10/01/47, 144A	10/22 at 102.00	BB	4,344,397
250	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A	6/26 at 100.00	BB	273,953
	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B:
500	4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	509,955
2,200	4.500%, 11/01/46, 144A	11/26 at 100.00	N/R	2,275,570
820	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/38, 144A	6/28 at 100.00	Ba1	920,909

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
$825	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	$899,918
1,000	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	1,079,180
955	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	1,014,592
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400	5.125%, 7/01/35, 144A	7/25 at 100.00	BB+	435,968
425	5.375%, 7/01/45, 144A	7/25 at 100.00	BB+	464,126
	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A:
1,400	5.000%, 10/01/34	10/22 at 102.00	BB	1,452,864
465	5.000%, 10/01/44	10/22 at 102.00	BB	475,430
1,145	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,243,562
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
1,330	5.000%, 8/01/32	8/22 at 100.00	BB	1,395,197
4,580	5.250%, 8/01/42	8/22 at 100.00	BB	4,793,703
1,795	5.300%, 8/01/47	8/22 at 100.00	BB	1,878,683
2,245	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,499,336
	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A:
875	5.500%, 8/01/34, 144A	8/24 at 100.00	BB-	916,055
1,650	6.000%, 8/01/44, 144A	8/24 at 100.00	BB-	1,741,707
1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	7/19 at 100.00	N/R	1,336,121
	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B:
1,435	5.000%, 4/01/35	4/25 at 100.00	Ba1	1,557,707
8,640	5.000%, 4/01/41	4/25 at 100.00	Ba1	9,270,115
7,880	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 5.000%, 11/01/46, 144A	11/26 at 100.00	N/R	8,858,460
235	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	1/22 at 100.00	Baa2	254,289
300	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%, 1/01/32, 144A	1/22 at 100.00	N/R	317,418
3,700	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.250%, 1/01/45	1/25 at 100.00	N/R	3,714,023

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A:
$1,245	5.250%, 1/01/34	7/24 at 100.00	BBB-	$1,384,602
250	5.250%, 1/01/40	7/24 at 100.00	BBB-	275,302
700	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47	6/27 at 100.00	N/R	718,172
1,075	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB+	1,157,108
	California School Finance Authority Charter School Revenue Bonds, Bright Star Schools - Obligated Group, Series 2017:
2,000	5.000%, 6/01/27, 144A	No Opt. Call	N/R	2,142,200
1,755	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	1,862,932
1,565	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	1,649,244
1,430	5.000%, 6/01/54, 144A	6/27 at 100.00	N/R	1,497,096
1,020	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,045,990
1,000	California School Finance Authority Charter School Revenue Bonds, Ednovate Obligated Group, Series 2018, 5.000%, 6/01/48, 144A	6/27 at 100.00	N/R	1,060,800
305	California School Finance Authority School Facility Revenue Bonds, Green Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48, 144A	8/28 at 100.00	BBB-	350,668
1,100	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/45, 144A	8/25 at 100.00	BBB	1,214,972
1,100	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	965,459
1,300	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%, 6/01/52	6/26 at 100.00	N/R	1,302,574
	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A:
2,520	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,613,215
2,930	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	3,020,596
805	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A	10/27 at 100.00	BB+	884,172
600	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A	10/22 at 100.00	BBB-	635,730
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
1,500	4.750%, 6/01/36, 144A	6/26 at 100.00	N/R	1,566,165
1,180	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	1,238,870
675	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A	5/27 at 100.00	N/R	671,976
915	California School Finance Authority, Charter School Revenue Bonds, Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43, 144A	6/27 at 100.00	N/R	980,294

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,500	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46, 144A	6/25 at 100.00	N/R	$2,610,350
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A:
950	5.125%, 6/01/47, 144A	6/26 at 100.00	N/R	1,004,530
1,000	5.250%, 6/01/52, 144A	6/26 at 100.00	N/R	1,058,700
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G:
360	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	383,152
750	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	791,940
250	5.000%, 6/01/53, 144A	6/27 at 100.00	N/R	262,075
1,220	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 0.000%, 6/01/47 (4)	6/20 at 102.00	N/R	793,000
	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,000	5.750%, 6/01/34, 144A	6/24 at 100.00	BB+	1,092,180
1,500	6.000%, 6/01/44, 144A	6/24 at 100.00	BB+	1,640,910
	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
1,605	6.400%, 8/01/34, 144A	2/24 at 100.00	BB	1,798,980
2,040	6.750%, 8/01/44, 144A	2/24 at 100.00	BB	2,289,961
	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A:
1,725	5.000%, 7/01/47, 144A	7/27 at 100.00	Ba1	1,877,749
1,340	5.000%, 7/01/52, 144A	7/27 at 100.00	Ba1	1,448,942
	California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A:
575	5.625%, 10/01/34	10/24 at 100.00	BB	637,991
1,000	5.875%, 10/01/44	10/24 at 100.00	BB	1,102,160
520	6.000%, 10/01/49	10/24 at 100.00	BB	574,912
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A:
1,000	4.125%, 7/01/35, 144A	7/25 at 100.00	BBB	1,055,910
1,000	5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	1,106,810
1,015	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A	11/24 at 100.00	N/R	1,087,309
	California School Finance Authority, School Facility Revenue Bonds, Granada Hills Charter High School Obligated Group, Series 2017A:
1,000	5.000%, 7/01/37, 144A	7/21 at 105.00	BBB-	1,088,640
1,735	5.000%, 7/01/48, 144A	7/21 at 105.00	BBB-	1,883,221
600	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BBB	667,002

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$250	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	BBB	$286,022
1,250	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 6.650%, 7/01/33	7/23 at 100.00	BB+	1,420,662
1,355	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A, 6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	1,545,581
990	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,105,117
1,000	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 16.115%, 11/15/49 – AGM Insured, 144A (IF) (5)	11/24 at 100.00	AA	1,669,870
1,040	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB-	1,118,042
805	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	884,148
2,745	California Statewide Community Development Authority, Revenue Bonds, Bentley School, Series 2010A, 7.000%, 7/01/40	7/20 at 101.00	N/R	2,896,606
4,015	University of California, General Revenue Bonds, Limited Project Series 2018O, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	AA-	4,376,671
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 14.130%, 5/15/39, 144A (IF) (5)	5/23 at 100.00	AA	1,859,350
1,000	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P, 5.000%, 6/01/24	7/19 at 100.00	C	995,000
1,040	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/36	7/19 at 100.00	C	1,019,200
129,385	Total Education and Civic Organizations			138,385,568
	Health Care – 16.9%
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
1,460	5.000%, 3/01/26	No Opt. Call	Ba3	1,603,007
1,225	5.000%, 3/01/31	3/26 at 100.00	Ba3	1,333,070
3,520	5.250%, 3/01/36	3/26 at 100.00	Ba3	3,810,998
3,280	5.000%, 3/01/41	3/26 at 100.00	Ba3	3,442,754
5,600	5.000%, 3/01/46	3/26 at 100.00	Ba3	5,874,512
2,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 4.000%, 11/15/41 (UB) (5)	11/26 at 100.00	A+	2,167,060
2,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48 (UB) (5)	11/27 at 100.00	A+	2,355,200
8,750	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46 (UB) (5)	11/25 at 100.00	A+	10,040,800
1,570	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 5.000%, 2/01/47 (UB) (5)	2/27 at 100.00	A1	1,819,379

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$625	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002, 13.417%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA-	$854,550
17,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/44 (UB) (5)	11/27 at 100.00	AA-	19,058,550
3,675	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital at Stanford, Series 2017A, 5.000%, 11/15/56 (UB) (5)	11/27 at 100.00	A+	4,230,440
1,220	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A, 5.000%, 8/15/51 (UB) (5)	8/22 at 100.00	A+	1,316,453
7,800	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2016B, 5.000%, 8/15/55 (UB) (5)	8/26 at 100.00	A+	8,855,964
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Tender Option Bond Trust 2015-XF0152:
260	14.152%, 8/15/43, 144A (IF) (5)	8/24 at 100.00	A+	390,450
695	14.171%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	A+	914,787
80	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120, 16.758%, 10/01/38, 144A (IF) (5)	10/24 at 100.00	AA-	137,936
	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF1034:
3,600	17.542%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	5,952,024
795	17.482%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,312,442
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
200	17.005%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	284,846
200	16.996%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	284,798
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
1,000	14.086%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	1,339,290
250	14.089%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	334,845
1,000	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2015A, 5.000%, 2/01/46	2/25 at 100.00	A-	1,121,210
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/35	11/24 at 100.00	BBB-	220,232
1,000	5.000%, 11/01/40	11/24 at 100.00	BBB-	1,090,220
1,250	5.000%, 11/01/44	11/24 at 100.00	BBB-	1,361,312
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
4,210	5.250%, 11/01/36	11/26 at 100.00	BBB-	4,770,477
2,955	5.250%, 11/01/41	11/26 at 100.00	BBB-	3,297,810
6,100	5.250%, 11/01/47	11/26 at 100.00	BBB-	6,798,450
8,950	5.000%, 11/01/47	11/26 at 100.00	BBB-	9,793,090

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,780	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	$1,973,628
1,000	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 4.000%, 10/01/41	10/26 at 100.00	A-	1,063,990
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
4,300	5.250%, 12/01/44	12/24 at 100.00	BB-	4,742,040
9,800	5.500%, 12/01/54	12/24 at 100.00	BB-	10,872,512
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
415	5.000%, 12/01/46, 144A	6/26 at 100.00	BB-	457,965
1,795	5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	2,001,946
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
315	5.250%, 12/01/48, 144A	6/28 at 100.00	BB-	361,107
2,000	5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	2,315,580
	California Statewide Communities Development Authority, Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2014:
2,540	5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	A2	2,843,479
1,625	5.250%, 10/01/43 – AGM Insured	10/24 at 100.00	A2	1,822,844
1,015	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2018, 4.000%, 7/01/48	7/28 at 100.00	A-	1,071,596
9,000	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A, 5.000%, 8/15/51 (UB) (5)	8/26 at 100.00	A+	10,350,810
1,035	California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45 (UB) (5)	8/23 at 100.00	A-	1,070,200
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
2,550	5.750%, 7/01/24	7/19 at 100.00	CC	2,498,796
2,055	5.750%, 7/01/30	7/19 at 100.00	CC	2,028,326
2,220	5.750%, 7/01/35	7/19 at 100.00	CC	2,201,285
9,280	5.500%, 7/01/39	7/19 at 100.00	CC	9,233,043
185	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25	7/19 at 100.00	CC	181,524
1,060	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	1,092,330
4,425	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2017, 4.000%, 11/01/47	11/27 at 100.00	Ba1	4,577,441
	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016:
1,085	5.000%, 11/01/36	11/26 at 100.00	Ba1	1,227,732
2,090	5.000%, 11/01/39	11/26 at 100.00	Ba1	2,345,941

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
$1,000	8.000%, 12/01/26	12/21 at 100.00	BB	$1,138,470
600	7.500%, 12/01/41	12/21 at 100.00	BB	667,680
2,500	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32 (4)	7/19 at 100.00	N/R	1,825,000
	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017:
1,000	4.000%, 1/01/42	1/28 at 100.00	Baa3	1,045,490
1,630	5.000%, 1/01/47	1/28 at 100.00	Baa3	1,849,871
200	Washington Township Health Care District, California, Revenue Bonds, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa1	226,914
161,470	Total Health Care			179,254,496
	Housing/Multifamily – 3.7%
10,000	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	10,907,200
2,000	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	A1	2,160,980
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
1,515	5.250%, 8/15/39	8/24 at 100.00	BBB+	1,705,011
575	5.250%, 8/15/49	8/24 at 100.00	BBB+	639,147
1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,385,595
480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	527,957
1,750	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Refunding Series 2017A, 4.000%, 11/15/48	11/27 at 100.00	A-	1,834,368
2,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/15/48	11/23 at 100.00	N/R	2,241,260
3,085	California Municipal Finance Authority, Student Housing Revenue Bonds, West Village Student Housing Project, Series 2018, 4.000%, 5/15/48 – BAM Insured	11/28 at 100.00	Baa3	3,312,920
	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A:
890	5.000%, 7/01/37, 144A	7/27 at 100.00	B1	925,929
1,975	5.000%, 7/01/47, 144A	7/27 at 100.00	B1	2,025,027
450	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A	7/29 at 100.00	BB+	506,592

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
$1,000	5.000%, 6/01/36, 144A	6/26 at 100.00	N/R	$1,108,660
2,090	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	2,284,286
	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A:
740	5.000%, 5/15/39	5/22 at 100.00	A+	786,383
1,010	5.000%, 5/15/47	5/22 at 100.00	A+	1,070,812
1,000	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/36	9/25 at 100.00	N/R	1,084,450
1,340	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Feliz and Las Casitas De Sonoma, Refunding Series 2012, 5.000%, 10/15/47	10/22 at 100.00	BBB	1,419,368
315	La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49	6/24 at 100.00	A	347,930
2,110	Palmdale Housing Authority, California, Multifamily Housing Revenue Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments, Series 2015, 5.250%, 6/01/45	6/25 at 100.00	N/R	2,204,676
445	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (AMT)	7/19 at 100.00	N/R	445,530
470	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	7/19 at 100.00	N/R	429,660
36,510	Total Housing/Multifamily			39,353,741
	Industrials – 0.2%
2,830	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27 (AMT), 144A	12/23 at 102.00	N/R	2,547,000
750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc, Series 2007A, 6.350%, 7/01/27 (AMT) (4)	7/19 at 100.00	N/R	7
3,580	Total Industrials			2,547,007
	Long-Term Care – 0.8%
3,000	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Episcopal Senior Communities, Refunding Series 2012A, 5.000%, 7/01/47	7/22 at 100.00	A-	3,193,380
3,700	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%, 11/01/44, 144A	11/24 at 100.00	N/R	4,052,684
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	527,940
1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,075,870
8,220	Total Long-Term Care			8,849,874
	Tax Obligation/General – 19.0%
7,500	Allan Hancock Joint Community College District, California, General Obligation Bonds, Election 2006 Series 2012C, 0.000%, 8/01/44 (UB) (5)	8/38 at 100.00	AA	5,502,825
8,200	Anaheim Elementary School District, Orange County, California, General Obligation Bonds, Election 2016, Series 2018A, 4.000%, 8/01/48 (UB) (5)	8/27 at 100.00	Aa3	8,890,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Aromas-San Juan Unified School District, San Benito, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/52 – AGM Insured	8/37 at 100.00	AA	$682,590
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/37 (6)	No Opt. Call	A+	1,196,664
6,925	5.800%, 5/01/42 (6)	5/40 at 100.00	A+	5,203,999
5,500	0.000%, 5/01/47 (6)	5/40 at 100.00	A+	4,111,910
1,250	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039, 14.377%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,981,475
1,630	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 4/01/43	4/23 at 100.00	AA-	1,818,754
1,500	California State, General Obligation Bonds, Various Purpose Series 2015, 5.000%, 3/01/45 (UB) (5)	3/25 at 100.00	AA-	1,731,780
5,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46 (UB)	8/26 at 100.00	AA-	5,881,450
	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
750	10.316%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	942,878
545	10.316%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	685,158
1,250	10.316%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	1,571,462
1,005	10.305%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	1,263,134
4,610	Central Unified School District, Fresno County, California, General Obligation Bonds, 2008 Election Series 2013B, 0.000%, 8/01/37	8/22 at 44.31	A2	1,923,615
3,800	Central Unified School District, Fresno County, California, General Obligation Bonds, 2016 Election Series 2018B, 4.000%, 8/01/48 (UB) (5)	8/26 at 100.00	Aa3	4,051,750
11,090	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Election 2012, Series 2016C, 4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	AA+	12,131,240
1,115	Denair Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Baa2	956,235
2,640	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa2	2,845,339
5,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa3	5,378,800
8,285	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47 (UB) (5)	8/24 at 100.00	Aa3	8,751,694
5,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%, 8/01/48 (UB) (5)	8/27 at 100.00	Aa3	5,428,850
4,560	Hartnell Community College District, Monterey County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	AA	4,950,154
1,000	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB-	1,155,790
1,205	Jamul Dulzura Union School District, San Diego County, California, General Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28 – NPFG Insured	No Opt. Call	Baa2	942,358

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010:
$3,795	0.000%, 8/01/45 – AGM Insured (6)	No Opt. Call	A1	$3,155,087
5,315	0.000%, 8/01/45 – AGM Insured (UB) (5)	No Opt. Call	A1	4,418,785
6,235	Long Beach Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2008 Series 2008A, 0.010%, 6/01/30 – AGM Insured	No Opt. Call	AA	4,798,892
12,000	Long Beach Community College District, California, General Obligation Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 (UB) (5)	8/42 at 100.00	AA	9,036,120
10,900	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	Aa2	11,857,456
1,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 1998 Series 2004, 0.010%, 8/01/26 – FGIC Insured	No Opt. Call	Baa2	843,170
5,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2016A, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	A1	5,312,100
7,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A, 4.000%, 8/01/49 (UB) (5)	8/29 at 100.00	AA	7,730,800
650	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	A1	564,031
2,000	Northern Inyo County Local Hospital District, California, General Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 – AGC Insured	No Opt. Call	AA	902,500
2,250	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51	8/37 at 100.00	AA	1,609,245
1,350	Paso Robles Joint Unified School District, San Luis Obispo and Monteray Counties, California, General Obligation Bonds, Election 2006 Series 2010A, 0.000%, 9/01/34	No Opt. Call	A1	865,337
5,000	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	Aa3	5,367,800
4,725	River Delta Unified School District, School Facilities Improvement District 2, Sacramento and Solano Counties, California, General Obligation Bonds, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	1,760,582
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42 (UB) (5)	7/23 at 100.00	AA-	10,556,600
15,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Refunding Series 2012R-2, 0.000%, 7/01/41 (UB) (5)	7/40 at 100.00	AA-	14,316,750
1,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Tender Option Bond 2016-XF2355, 10.150%, 7/01/38, 144A (IF) (5)	7/23 at 100.00	AA-	2,462,288
10,000	Santa Clara Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2018, Series 2019, 4.000%, 7/01/48 (UB) (5)	7/26 at 100.00	AA+	10,789,100
7,655	Savanna Elementary School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 – AGM Insured (6)	No Opt. Call	A2	7,024,151
	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C:
1,500	0.000%, 8/01/41	No Opt. Call	AA-	766,860
5,730	0.000%, 8/01/46	No Opt. Call	AA-	2,308,904

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,145	Turlock Unified School District, Stanislaus and Merced Counties, California, General Obligation Bonds, Elementary School Facilities Improvement District 1, 2016 Election Series 2017, 4.000%, 8/01/46 – AGM Insured	8/26 at 100.00	Aa3	$2,317,630
1,880	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/28 – FGIC Insured	No Opt. Call	AA-	1,561,020
2,250	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured (6)	8/31 at 100.00	A2	2,248,808
217,420	Total Tax Obligation/General			202,554,770
	Tax Obligation/Limited – 32.7%
1,000	Adelanto Community Facilities District Number 2006-2, San Bernadino County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,103,960
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
330	0.000%, 9/01/28 – AGM Insured	No Opt. Call	A2	262,848
240	0.000%, 9/01/30 – AGM Insured	No Opt. Call	A2	176,419
4,475	0.010%, 9/01/34 – AGM Insured	No Opt. Call	A2	2,808,778
4,305	0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	2,593,590
435	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	7/19 at 100.00	N/R	434,996
910	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007, 5.000%, 9/01/37	9/19 at 100.00	N/R	915,123
1,030	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,123,442
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,097,570
2,590	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	2,861,018
	Beaumont, California, Special Tax Bonds, Community Facilities District 2016-1 Fairway Canyon, Series 2019:
300	5.000%, 9/01/44	9/25 at 103.00	N/R	341,382
400	5.000%, 9/01/49	9/25 at 103.00	N/R	453,636
	Beaumont, California, Special Tax Bonds, Community Facilities District 93-1 Improvement Area 17C, Series 2018:
750	5.000%, 9/01/43	9/25 at 103.00	N/R	855,668
1,115	5.000%, 9/01/48	9/25 at 103.00	N/R	1,266,785
	Beaumont, California, Special Tax Bonds, Community Facilities District 93-1 Improvement Area 8D, Series 2018A:
750	5.000%, 9/01/43	9/25 at 103.00	N/R	855,667
1,035	5.000%, 9/01/48	9/25 at 103.00	N/R	1,175,895
1,900	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/38	11/25 at 100.00	N/R	2,106,796

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003:
$1,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	AA-	$1,209,915
2,300	0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA-	1,788,503
6,710	0.000%, 8/01/30 – AMBAC Insured	No Opt. Call	AA-	4,996,669
1,700	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	1,929,279
5,600	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	AA+	3,420,032
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	2,262,580
2,000	California Statewide Communities Development Authority, Community Facilities District No 2015-01, Improvement Area No 2 University District, Special Tax Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	2,288,060
2,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 5.625%, 9/01/45	9/25 at 100.00	N/R	2,623,650
915	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	9/25 at 100.00	N/R	1,019,777
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	1,063,340
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-02, Manteca Lifestyle Center, Series 2013A:
1,000	5.000%, 9/01/33	9/23 at 100.00	N/R	1,091,840
2,000	5.125%, 9/01/42	9/23 at 100.00	N/R	2,171,500
5,250	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018, 5.000%, 9/01/48	9/28 at 100.00	N/R	6,079,447
1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Pacific Highlands Ranch Project, Series 2019, 5.000%, 9/02/49	9/29 at 100.00	N/R	1,172,340
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,605	5.000%, 9/02/35	9/25 at 100.00	N/R	3,872,275
1,180	5.000%, 9/02/40	9/25 at 100.00	N/R	1,256,641
990	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	1,019,561
2,275	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014A, 5.000%, 9/02/43	9/22 at 100.00	N/R	2,416,960
2,060	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%, 9/02/44	9/24 at 100.00	N/R	2,175,422
2,250	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016A, 5.000%, 9/02/45	9/26 at 100.00	N/R	2,434,275

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016B:
$1,690	5.000%, 9/02/36	9/26 at 100.00	N/R	$1,893,087
3,310	5.000%, 9/02/46	9/26 at 100.00	N/R	3,653,446
480	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017A, 5.000%, 9/02/46	9/27 at 100.00	N/R	517,944
400	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%, 9/02/47	9/27 at 100.00	N/R	440,220
1,775	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017C, 5.000%, 9/02/47	9/27 at 100.00	N/R	1,973,551
605	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A, 5.000%, 9/02/47	9/28 at 100.00	N/R	682,325
650	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007A, 4.500%, 8/01/35 – AMBAC Insured	7/19 at 100.00	Ba1	650,741
850	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007C, 4.500%, 8/01/35	7/19 at 100.00	BBB	850,646
315	Chino Public Financing Authority, California, Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/38	9/22 at 100.00	N/R	336,174
1,540	Chino, California, Special Tax Bonds, Community Facilities District 2016-3, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,727,326
	Chula Vista, California, Special Tax Bonds, Community Facilities District 16-I Millenia Improvement Area 1, Series 2018:
1,000	5.000%, 9/01/43	9/25 at 103.00	N/R	1,137,750
1,250	5.000%, 9/01/48	9/25 at 103.00	N/R	1,418,862
320	City of Dublin, California, Community Facilities District No 2015-1, Dublin Crossing, Improvement Area No 1, Special Tax Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	363,136
1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,034,120
500	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	519,060
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
415	5.000%, 9/01/22 – AMBAC Insured	7/19 at 100.00	N/R	416,004
500	5.250%, 9/01/27 – AMBAC Insured	7/19 at 100.00	N/R	501,085
210	5.000%, 9/01/32 – AMBAC Insured	7/19 at 100.00	N/R	210,349
670	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%, 9/01/37	9/24 at 103.00	N/R	756,276
855	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos, Refunding Series 2017, 5.000%, 9/01/34	9/24 at 103.00	N/R	969,878
	Corona, California, Special Tax Bonds, Community Facilities District 2018-1 Bedford, Series 2018A:
1,000	5.000%, 9/01/43	9/24 at 103.00	N/R	1,120,920
1,250	5.000%, 9/01/48	9/24 at 103.00	N/R	1,397,887

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 05-1, Series 2016:
$1,500	5.000%, 9/01/36	9/26 at 100.00	N/R	$1,720,185
1,000	4.000%, 9/01/45	9/26 at 100.00	N/R	1,051,310
	Dana Point, California, Special Tax Bonds, Community Facilities District 2006-1 Series 2014:
250	5.000%, 9/01/38	9/23 at 100.00	N/R	266,783
1,250	5.000%, 9/01/45	9/23 at 100.00	N/R	1,337,500
990	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,120,215
250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/19 at 100.00	N/R	251,298
1,050	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Series 2018, 5.000%, 9/01/43	9/26 at 100.00	N/R	1,189,482
430	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairield Commons Project, Series 2008, 6.875%, 9/01/38	9/19 at 100.00	N/R	435,422
	Fillmore, California, Special Tax Bonds, Community Facilities District 5, Improvement Area, Series 2015A:
1,500	5.000%, 9/01/40	9/23 at 102.00	N/R	1,647,030
2,530	5.000%, 9/01/45	9/23 at 102.00	N/R	2,772,779
	Folsom, California, Special Tax Bonds, Community Facilities District 16 Islands at Parkshore Improvement Area 1, Series 2018:
500	4.000%, 9/01/43	7/19 at 103.00	N/R	515,190
1,545	4.000%, 9/01/48	7/19 at 103.00	N/R	1,591,875
1,135	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2018, 5.000%, 9/01/36	9/25 at 103.00	N/R	1,306,374
1,350	Fontana, California, Special Tax Bonds, Sierra Hills South Community Facilities District 22, Refunding Series 2014, 5.000%, 9/01/34	9/24 at 100.00	N/R	1,500,066
2,305	Fullerton, California, Special Tax Bonds, Community Facilities District 2 Amerige Heights, Series 2014, 5.000%, 9/01/44	9/23 at 100.00	N/R	2,455,977
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
5,000	5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	A+	5,772,000
2,000	5.000%, 6/01/45 (UB) (5)	6/25 at 100.00	A+	2,300,800
3,750	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, 13.479%, 6/01/45, 144A (IF) (5)	6/25 at 100.00	A+	6,005,887
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	519,250
	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A:
880	6.625%, 12/01/30	12/20 at 100.00	B+	904,288
1,175	6.875%, 12/01/40	12/20 at 100.00	B+	1,212,377

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
$1,000	5.000%, 8/01/25 – AMBAC Insured	7/19 at 100.00	N/R	$1,015,150
1,000	5.000%, 8/01/35 – AMBAC Insured	7/19 at 100.00	N/R	1,010,810
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2007A:
365	4.625%, 8/01/37 – AMBAC Insured	7/19 at 100.00	N/R	367,051
745	4.750%, 8/01/42 – AMBAC Insured	7/19 at 100.00	N/R	749,187
150	5.000%, 8/01/42 – AMBAC Insured	7/19 at 100.00	N/R	150,843
1,990	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014, 5.000%, 9/01/35	9/24 at 100.00	N/R	2,195,846
1,035	Imperial, California, Special Tax Bonds, Community Facilities District 2005-1 Springfield, Series 2015A, 5.000%, 9/01/36	9/25 at 100.00	N/R	1,163,371
155	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	7/19 at 100.00	A	155,477
620	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	688,343
795	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 15-2, Series 2015, 5.000%, 9/02/42	9/25 at 100.00	N/R	887,681
745	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	829,848
500	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/39	9/24 at 100.00	N/R	551,465
900	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/49	9/23 at 103.00	N/R	935,379
500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 37 Eastvale Improvement Area 1,Series 2016, 3.250%, 9/01/46	9/21 at 103.00	N/R	484,720
700	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 37 Eastvale Improvement Area 2,Series 2016A, 3.250%, 9/01/46	9/21 at 103.00	N/R	673,792
1,400	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 43, Series 2016, 5.000%, 9/01/45	9/26 at 100.00	N/R	1,577,170
1,000	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 11 Improvement Area B, Series 2017A, 4.000%, 9/01/47	9/24 at 103.00	N/R	1,045,700
3,380	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	3,764,205
335	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/37	9/22 at 100.00	N/R	357,334
1,135	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,268,771
	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 13-1, Series 2017:
800	4.000%, 9/01/42	9/24 at 103.00	N/R	834,800
1,000	4.000%, 9/01/47	9/24 at 103.00	N/R	1,043,500

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,220	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35	9/19 at 100.00	N/R	$1,227,357
1,000	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2006-2 Improvement Area B, Series 2018, 4.000%, 9/01/48	9/24 at 100.00	N/R	1,028,540
2,995	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2002 Mountain House, Series 2013, 5.000%, 9/01/37	9/22 at 100.00	N/R	3,191,951
2,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.375%, 9/01/32	9/22 at 100.00	N/R	2,112,480
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	1,113,670
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
605	5.650%, 9/01/38	9/26 at 103.00	N/R	618,848
970	5.750%, 9/01/43	9/26 at 103.00	N/R	992,766
	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B:
785	5.125%, 9/01/28	9/23 at 100.00	N/R	851,592
395	5.250%, 9/01/32	9/23 at 100.00	N/R	427,268
	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A:
600	5.000%, 9/01/34	9/24 at 100.00	N/R	662,988
935	5.000%, 9/01/39	9/24 at 100.00	N/R	1,026,845
1,825	5.000%, 9/01/43	9/24 at 100.00	N/R	1,999,817
2,615	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (6)	8/29 at 100.00	Aa3	2,610,973
1,690	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	1,729,647
1,275	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A	1,432,603
2,022	Manteca Unified School District, San Joaquin County, California, Certificates of Participation, Series 2004, 0.000%, 9/15/33 – NPFG Insured	No Opt. Call	Baa2	1,317,778
450	Marina Redevelopment Agency Successor Agency, California, Housing Tax Allocation Bonds, Series 2018B, 5.000%, 9/01/38	9/25 at 103.00	N/R	501,372
	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2014:
500	4.125%, 9/01/39	9/19 at 103.00	N/R	515,955
500	4.250%, 9/01/44	9/19 at 103.00	N/R	515,965
	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 1, Series 2015:
2,000	5.000%, 9/01/39	9/24 at 100.00	N/R	2,201,760
500	4.250%, 9/01/44	9/24 at 100.00	N/R	522,425
1,000	5.000%, 9/01/44	9/24 at 100.00	N/R	1,097,820

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,450	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Series 2019, 5.000%, 9/01/48 (WI/DD, Settling 6/13/19)	9/26 at 103.00	N/R	$1,659,655
1,000	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2014-2, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,117,290
	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A:
1,890	0.000%, 12/01/21 – AMBAC Insured	No Opt. Call	N/R	1,801,472
1,055	0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	957,771
835	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33	9/24 at 100.00	N/R	923,518
970	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%, 9/01/48	9/25 at 103.00	N/R	1,081,899
1,085	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%, 9/01/44	9/25 at 103.00	N/R	1,119,677
1,000	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007, 5.000%, 9/01/37	9/19 at 100.00	N/R	1,004,270
1,310	Murrieta Valley Unified School District Public Finance Authority, Riverside County, California, Refunding Bonds Series 2013, 5.000%, 9/01/33	9/23 at 100.00	N/R	1,428,856
825	Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	934,989
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A-	363,663
2,500	Oakley Public Financing Authority, Contra Costa County, California, Revenue Bonds, Refunding Series 2014, 5.000%, 9/02/36 – BAM Insured	9/24 at 100.00	AA	2,874,550
1,250	Oceanside, California, Special Tax Bonds, Community Facilities District 2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38	9/25 at 102.00	N/R	1,419,725
1,000	Ontario, California, Special Tax Bonds, Community Facilities District 24 Park Place Facilities Phase I, Series 2016, 5.000%, 9/01/41	9/26 at 100.00	N/R	1,133,750
1,200	Ontario, California, Special Tax Bonds, Community Facilities District 28 New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,336,380
1,170	Ontario, California, Special Tax Bonds, Community Facilities District 30 New Haven Facilities - Area B, Series 2017, 4.000%, 9/01/48	9/24 at 103.00	N/R	1,221,749
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45	8/25 at 100.00	N/R	2,252,680
3,530	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	9/19 at 100.00	N/R	3,549,415
	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
145	5.000%, 9/01/21	9/19 at 100.00	N/R	145,100
285	5.300%, 9/01/32	9/19 at 100.00	N/R	285,274
740	5.450%, 9/01/32	9/19 at 100.00	N/R	740,977
1,095	5.500%, 9/01/36	9/19 at 100.00	N/R	1,096,303

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,600	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	7/19 at 102.00	CCC+	$1,555,120
1,395	Palm Drive Health Care District, Sonoma County, California, Parcel Tax Revenue Bonds, Series 2005, 5.250%, 4/01/30	7/19 at 100.00	CCC+	1,378,274
1,230	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%, 12/01/30 – AMBAC Insured	No Opt. Call	AA-	904,050
1,160	Palmdale, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2005, 6.750%, 9/01/35	9/19 at 100.00	N/R	1,161,427
980	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	1,086,124
985	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E, 4.250%, 9/01/38	9/24 at 100.00	N/R	1,034,989
1,075	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-1, Meritage Homes, Refunding Series 2014B, 5.000%, 9/01/38	9/23 at 100.00	N/R	1,165,590
	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999:
2,990	0.000%, 8/01/27 – AMBAC Insured	No Opt. Call	A	2,438,225
2,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,980,375
1,275	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Refunding Bonds, Series 2015B, 4.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA+	1,375,840
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
2,000	4.750%, 7/01/53	7/28 at 100.00	N/R	1,934,380
14,000	5.000%, 7/01/58	7/28 at 100.00	N/R	13,951,700
1,200	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,338,156
1,190	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2018, 4.000%, 9/01/42	9/24 at 103.00	N/R	1,248,750
3,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	7/19 at 100.00	N/R	3,005,880
	Redwood City Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2003A:
1,755	0.000%, 7/15/29 – AMBAC Insured	No Opt. Call	A	1,362,635
1,260	0.000%, 7/15/31 – AMBAC Insured	No Opt. Call	A	892,811
1,185	Rio Vista, California, Special Tax Bonds, Community Facilities District 2018-1 Liberty Community, Series 2018-1, 5.000%, 9/01/48	9/25 at 103.00	N/R	1,345,093
1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 14.429%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	A+	2,165,412
1,295	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	A1	1,115,215
3,155	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Refunding Series 2014E, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	3,354,617

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,115	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30	9/24 at 100.00	N/R	$2,365,458
870	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35	9/22 at 100.00	N/R	929,438
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	705,514
2,000	5.000%, 9/01/42	9/22 at 100.00	N/R	2,124,500
	Riverside County, California, Special Tax Bonds, Community Facilities District 07-2 Clinton Keith, Series 2017:
1,000	5.000%, 9/01/42	9/27 at 100.00	N/R	1,146,490
535	5.000%, 9/01/45	9/27 at 100.00	N/R	612,291
	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
1,010	0.010%, 9/01/34 – NPFG Insured	No Opt. Call	Baa2	620,756
1,155	0.010%, 9/01/35 – NPFG Insured	No Opt. Call	Baa2	682,617
840	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	938,902
935	Rohnert Park Community Development Agency, California, Tax Allocation Bonds, Series 1999, 0.000%, 8/01/33	No Opt. Call	Baa2	608,750
3,775	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 3, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	4,079,869
1,120	Romoland School District, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2017, 5.000%, 9/01/44	9/27 at 100.00	N/R	1,283,464
820	Romoland School District, California, Special Tax Bonds, Community Facilities District 91-1, Series 2017, 5.000%, 9/01/41	9/27 at 100.00	N/R	941,499
840	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	9/19 at 100.00	N/R	845,494
1,050	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	1,188,264
1,100	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014, 5.000%, 9/01/34	9/24 at 100.00	N/R	1,220,571
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/33	9/25 at 100.00	N/R	565,325
1,500	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	1,665,705
230	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	244,398
1,510	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100, 14.527%, 12/01/33 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	A+	3,486,077

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A:
$4,295	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	Baa2	$2,996,836
4,435	0.000%, 12/01/32 – FGIC Insured	No Opt. Call	Baa2	2,977,393
1,950	Sacramento County, California, Special Tax Bonds, Community Facilities District 2016-2 Florin Vineyard 1, Series 2018, 4.000%, 9/01/48	9/25 at 103.00	N/R	2,045,199
320	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/19 at 100.00	N/R	322,397
	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 7, Series 2017-01:
710	5.000%, 9/01/37, 144A	9/24 at 103.00	N/R	791,877
1,900	5.000%, 9/01/47, 144A	9/24 at 103.00	N/R	2,102,407
428	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 12/31/26	No Opt. Call	N/R	149,800
480	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa2	530,654
550	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	614,301
1,200	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 5, Series 2017, 4.000%, 9/01/48	9/24 at 103.00	N/R	1,252,200
345	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/46	9/25 at 100.00	N/R	383,192
1,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	1,084,430
1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A-	1,411,137
22,610	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	6,987,394
405	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33	8/22 at 100.00	N/R	437,485
1,000	San Jacinto Unified School District, California, Community Facilities District 2003-1 Infrastructure Projects, Series 2016, 3.375%, 9/01/46	9/19 at 103.00	N/R	984,310
250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	Baa2	285,240
1,000	South Tahoe Joint Powers Financing Authority, California, Revenue Bonds, South Tahoe Redevelopment Project Area 1, Series 2014A, 4.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	1,069,010
5,000	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	AA	5,670,550
1,335	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43	9/24 at 103.00	N/R	1,489,486

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2000-1, Tejon Industrial Complex Public Improvements, Refunding Series 2012:
$1,635	5.500%, 9/01/30	9/22 at 100.00	N/R	$1,785,682
500	5.500%, 9/01/33	9/22 at 100.00	N/R	543,800
2,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	2,157,420
2,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1, Tejon Industrial Complex Public Improvements-East, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	2,220,040
1,055	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	1,106,051
400	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Series 2014, 4.250%, 9/01/44	9/19 at 103.00	N/R	412,800
605	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%, 9/01/37	9/25 at 100.00	A-	700,124
900	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,002,807
700	Victor Valley Union High School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 2007-1, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	755,629
100	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	Caa2	100,375
1,500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Caa3	1,507,500
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
2,000	6.625%, 10/01/29	10/19 at 100.00	Caa3	1,997,500
1,800	6.750%, 10/01/37	10/19 at 100.00	Caa3	1,797,750
600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A-	681,702
	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015:
350	5.250%, 9/01/35	9/25 at 100.00	N/R	374,133
785	5.250%, 9/01/45	9/25 at 100.00	N/R	828,913
3,680	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,079,685
2,805	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40	9/26 at 100.00	N/R	3,186,873
5,605	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	6,411,896
2,155	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refinancing Project, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (5)	8/27 at 100.00	AA	2,332,400

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$500	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A+	$550,535
1,445	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017, 5.000%, 9/01/47	9/26 at 100.00	N/R	1,627,778
1,995	Woodland, California, Special Tax Bonds, Community Facilities District 2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%, 9/01/45	9/26 at 100.00	N/R	2,062,112
290	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27 (4)	6/19 at 100.00	N/R	153,700
135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	9/19 at 100.00	N/R	135,173
351,720	Total Tax Obligation/Limited			347,220,061
	Transportation – 10.9%
4,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/49 (UB) (5)	4/27 at 100.00	A1	4,315,600
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
3,250	5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB+	3,775,135
8,595	4.000%, 12/31/47 (AMT)	6/28 at 100.00	BBB+	9,093,940
2,000	5.000%, 12/31/47 (AMT)	6/28 at 100.00	BBB+	2,314,640
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	3,527,280
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
6,255	0.010%, 1/15/33	No Opt. Call	Baa3	4,021,902
3,000	0.010%, 1/15/35 – AGM Insured	No Opt. Call	BBB-	1,865,310
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	BBB-	2,875,500
1,775	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	BBB-	1,987,343
1,030	5.750%, 1/15/46	1/24 at 100.00	Baa3	1,194,172
8,505	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%, 1/15/53	7/27 at 100.00	Baa3	8,916,727
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
745	6.250%, 10/01/34 (AMT)	10/23 at 100.00	Baa2	861,697
500	6.125%, 10/01/43 – AGM Insured (AMT)	10/23 at 100.00	A2	582,235
	Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
250	5.000%, 7/01/36 (AMT)	7/28 at 100.00	Baa2	282,260
400	5.000%, 7/01/37 (AMT)	7/28 at 100.00	Baa2	450,388
23,890	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/42 (AMT) (UB) (5)	5/26 at 100.00	AA-	27,691,377
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT) (UB) (5)	5/28 at 100.00	AA-	11,931,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
$15	5.450%, 7/01/20 (AMT)	7/19 at 100.00	N/R	$15,008
15	5.550%, 7/01/28 (AMT)	7/19 at 100.00	N/R	15,010
	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
230	6.400%, 7/01/23 (AMT)	7/19 at 100.00	N/R	230,287
170	6.500%, 7/01/27 (AMT)	7/19 at 100.00	N/R	170,638
7,590	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT) (UB) (5)	5/29 at 100.00	A+	9,165,305
1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust 2015-XF1032, 13.278%, 5/01/44, 144A (IF) (5)	5/24 at 100.00	A+	1,999,487
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
5,000	5.250%, 1/15/44	1/25 at 100.00	BBB-	5,605,500
2,000	5.250%, 1/15/49	1/25 at 100.00	BBB-	2,237,080
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
7,250	5.000%, 1/15/44	1/25 at 100.00	BBB	8,170,822
1,650	5.000%, 1/15/50	1/25 at 100.00	BBB	1,844,073
50	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.010%, 1/15/31 – NPFG Insured	No Opt. Call	Baa2	34,711
	Stockton Public Financing Authority, California, Lease Revenue Bonds, Parking & Capital Projects, Series 2004:
305	5.125%, 9/01/30 – FGIC Insured	7/19 at 100.00	Baa2	305,101
235	5.250%, 9/01/34 – FGIC Insured	7/19 at 100.00	Baa2	235,078
107,995	Total Transportation			115,715,306
	U.S. Guaranteed – 2.7% (7)
715	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	773,480
85	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB	89,989
1,355	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R	1,447,994
750	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa2	785,092
	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3	513,420
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A3	1,070,025

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$1,000	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	$1,094,510
1,295	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,405,153
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010:
1,000	5.250%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	BBB-	1,040,380
1,000	5.500%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	BBB-	1,043,030
	Guam Government, General Obligation Bonds, 2009 Series A:
1,000	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R	1,024,080
1,500	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R	1,537,500
	Inglewood Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2012:
2,530	0.000%, 8/01/23 (Pre-refunded 8/01/22)	8/22 at 93.78	A2	2,267,437
1,600	0.000%, 8/01/25 (Pre-refunded 8/01/22)	8/22 at 82.01	A2	1,254,080
1,050	0.000%, 8/01/28 (Pre-refunded 8/01/22)	8/22 at 66.37	A2	666,015
2,430	0.000%, 8/01/33 (Pre-refunded 8/01/22)	8/22 at 45.44	A2	1,055,349
1,650	0.010%, 8/01/35 (Pre-refunded 8/01/22)	8/22 at 38.78	A2	611,606
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
955	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R	963,347
710	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB	716,205
	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A:
300	7.250%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	337,383
1,550	7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	1,751,345
500	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011B, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	565,525
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
500	5.125%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	530,040
650	5.250%, 1/01/42 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	690,313
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
10	5.500%, 11/01/19 (ETM)	No Opt. Call	N/R	10,168
500	6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	510,925
500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1	532,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$500	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	A-	$534,310
205	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42 (Pre-refunded 10/01/21)	10/21 at 100.00	A	232,154
250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured (ETM)	No Opt. Call	Baa2	288,200
530	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.250%, 9/01/29 (Pre-refunded 3/01/21)	3/21 at 100.00	A-	584,505
650	Twenty-nine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+	740,564
500	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	569,050
990	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.625%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	1,192,158
30,300	Total U.S. Guaranteed			28,427,652
	Utilities – 6.7%
25	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/28	No Opt. Call	A-	31,896
700	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 3.117%, 11/15/26 (3-Month LIBOR * 67% Reference Rate + 1.430% Spread) (8)	No Opt. Call	A-	717,486
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B:
1,790	5.000%, 7/01/42 (UB) (5)	1/26 at 100.00	AA	2,084,169
2,240	5.000%, 7/01/45 (UB) (5)	1/26 at 100.00	AA	2,598,221
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A:
7,565	5.000%, 7/01/42 (UB) (5)	1/27 at 100.00	AA	8,975,797
25,000	5.000%, 7/01/47 (UB) (5)	1/27 at 100.00	AA	29,445,250
50	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	BBB+	75,129
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	1,502,580
7,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)	7/20 at 100.00	D	5,591,250
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD:
1,030	3.844%, 7/01/21	7/20 at 100.00	D	804,687
1,000	3.957%, 7/01/21	7/20 at 100.00	D	800,000
1,705	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A, 3.957%, 7/01/42	7/22 at 100.00	D	1,364,000

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$85	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/20	No Opt. Call	D	$68,425
1,915	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%, 7/01/32 (4)	7/19 at 100.00	D	1,532,000
1,140	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/34 – NPFG Insured	No Opt. Call	D	1,235,692
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
500	3.978%, 7/01/24	7/20 at 100.00	D	401,250
3,000	3.978%, 7/01/27 (4)	7/20 at 100.00	D	2,407,500
1,020	3.978%, 7/01/31	7/20 at 100.00	D	818,550
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
135	3.957%, 7/01/24	7/20 at 100.00	D	108,000
2,000	3.990%, 7/01/28	7/19 at 100.00	D	1,585,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
1,445	3.926%, 7/01/25	7/20 at 100.00	D	1,143,356
95	3.978%, 7/01/26	7/20 at 100.00	D	76,238
165	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 3.957%, 7/01/21	7/20 at 100.00	D	132,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
1,000	3.978%, 7/01/33	7/19 at 100.00	D	802,500
295	3.999%, 7/01/38	7/19 at 100.00	D	237,475
2,380	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.036%, 7/01/30	7/20 at 100.00	D	1,898,050
	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A:
1,000	5.000%, 11/01/29	No Opt. Call	BBB+	1,227,440
720	5.000%, 11/01/33	No Opt. Call	BBB+	909,943
2,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, BANS Series 2018B, 7.000%, 7/01/20, 144A	No Opt. Call	N/R	1,999,620
115	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/22	7/19 at 100.00	Caa2	110,831
68,115	Total Utilities			70,684,335
	Water and Sewer – 3.7%
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
200	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	Baa3	214,216
3,000	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	3,195,840
2,000	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	9/19 at 100.00	N/R	2,008,540
500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	7/19 at 100.00	N/R	503,375

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
$500	5.250%, 7/01/33	7/23 at 100.00	BBB-	$545,050
1,000	5.500%, 7/01/43	7/23 at 100.00	BBB-	1,092,720
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	BBB-	553,375
2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (5)	1/27 at 100.00	Aa2	2,160,360
2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 16.925%, 7/01/44, 144A (IF) (5)	7/24 at 100.00	Aa2	3,440,220
1,500	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	Baa2	1,786,485
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
2,535	6.000%, 7/01/38	7/19 at 100.00	C	2,541,338
7,335	6.000%, 7/01/44	7/19 at 100.00	C	7,353,337
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
1,100	5.000%, 7/01/33	7/22 at 100.00	C	1,094,500
1,000	5.750%, 7/01/37	7/22 at 100.00	C	1,012,500
5,500	5.250%, 7/01/42	7/22 at 100.00	C	5,513,750
2,000	6.000%, 7/01/47	7/22 at 100.00	C	2,030,000
	San Joaquin County, California, Revenue Bonds, CSA County Service Area 31, Refunding Series 2018A:
1,250	5.000%, 8/01/38	8/28 at 100.00	N/R	1,415,250
1,500	5.000%, 8/01/42	8/28 at 100.00	N/R	1,688,265
1,250	Stockton Public Financing Authority, California, Water Revenue Bonds, Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40	10/23 at 100.00	A3	1,483,325
36,670	Total Water and Sewer			39,632,446
$1,347,125	Total Municipal Bonds (cost $1,178,085,483)			1,257,815,271

Shares	Description (1)	Value
	COMMON STOCKS – 0.2%
	Airlines – 0.2%
94,060	American Airlines Group Inc., (9)	$2,561,254
	Total Common Stocks (cost $2,851,418)	2,561,254
	Total Long-Term Investments (cost $1,180,936,901)	1,260,376,525
	Floating Rate Obligations – (21.3)%	(226,647,000)
	Other Assets Less Liabilities – 2.8% (10)	29,981,402
	Net Assets – 100%	$1,063,710,927

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-year Note	Short	(748)	9/19	$(93,284,227)	$(94,809,000)	$(1,524,773)	$(549,313)

Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-year Note	Short	(644)	9/19	$(74,799,169)	$(75,584,469)	$(785,300)	$(322,000)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,257,815,271	$ —	$1,257,815,271
Common Stocks	2,561,254	—	—	2,561,254
Investments in Derivatives:
Futures Contracts*	(2,310,073)	—	—	(2,310,073)
Total	$251,181	$1,257,815,271	$ —	$1,258,066,452

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(9)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 - Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen California Municipal Bond Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.7%
	MUNICIPAL BONDS – 97.7%
	Consumer Staples – 3.2%
$540	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	7/19 at 100.00	A3	$545,481
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
2,480	5.600%, 6/01/36	6/19 at 100.00	B2	2,497,534
3,500	5.650%, 6/01/41	6/19 at 100.00	B2	3,524,150
2,315	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38	7/19 at 100.00	BB	2,320,973
25,520	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	25,695,067
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
9,835	5.375%, 6/01/38	6/19 at 100.00	B-	9,877,290
1,855	5.500%, 6/01/45	6/19 at 100.00	B-	1,863,069
3,700	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.000%, 6/01/37	6/19 at 100.00	BB+	3,718,722
49,745	Total Consumer Staples			50,042,286
	Education and Civic Organizations – 4.2%
5,000	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2015, 5.000%, 4/01/40	4/25 at 100.00	A2	5,720,900
3,915	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	AA	4,576,400
3,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Refunding Series 2015, 5.000%, 11/01/36	11/25 at 100.00	A2	3,500,310
	California Infrastructure and Economic Development Bank, Revenue Bonds, The Walt Disney Family Museum, Refunding Series 2016:
250	5.000%, 2/01/30	2/26 at 100.00	A+	301,090
250	5.000%, 2/01/31	2/26 at 100.00	A+	298,925
1,500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33	8/23 at 100.00	BB-	1,668,630
1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	1,256,603

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
$755	6.750%, 10/01/28	7/19 at 100.00	N/R	$755,846
1,500	7.000%, 10/01/39	7/19 at 100.00	N/R	1,501,260
625	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 5.750%, 1/01/22, 144A	No Opt. Call	N/R	648,450
1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,276,173
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
410	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	430,455
500	5.000%, 6/01/51, 144A	6/26 at 100.00	N/R	521,860
375	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A	5/27 at 100.00	N/R	373,320
285	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36, 144A	6/25 at 100.00	N/R	300,051
750	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	830,108
830	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	918,536
5,235	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.250%, 7/01/52	7/25 at 101.00	BBB	5,872,361
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013:
2,000	6.900%, 7/01/43	7/23 at 100.00	BB+	2,266,660
4,040	7.000%, 7/01/48	7/23 at 100.00	BB+	4,585,642
500	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.400%, 3/01/26	3/20 at 100.00	Aa3	514,770
1,035	California State Public Works Board, Lease Revenue Refunding Bonds, Community College Projects, Series 2004B, 5.500%, 6/01/19	5/19 at 100.00	A+	1,035,000
2,650	California State University, Systemwide Revenue Bonds, Refunding Series 2015A, 5.000%, 11/01/35	11/25 at 100.00	Aa2	3,146,689
3,445	California State University, Systemwide Revenue Bonds, Series 2016A, 4.000%, 11/01/38	5/26 at 100.00	Aa2	3,770,415
1,700	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB-	1,827,568
1,115	San Diego County, California, Limited Revenue Obligations, Sanford Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%, 11/01/28	11/25 at 100.00	A1	1,326,281
14,740	University of California, General Revenue Bonds, Series 2018AZ, 5.000%, 5/15/48	5/28 at 100.00	AA	17,780,125
58,805	Total Education and Civic Organizations			67,004,428
	Health Care – 9.0%
2,430	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43	8/25 at 100.00	AA-	2,780,771

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$13,140	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	AA-	$15,313,356
10,065	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	AA-	11,852,544
10,845	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	AA-	12,511,660
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A:
1,500	5.000%, 11/15/35	11/27 at 100.00	AA-	1,829,490
14,805	5.000%, 11/15/48	11/27 at 100.00	AA-	17,434,368
500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.250%, 3/01/21	7/19 at 100.00	A+	501,410
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	3,028,200
455	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015, 5.000%, 11/15/32	11/25 at 100.00	Aa3	542,829
1,000	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29	11/22 at 100.00	BBB+	1,105,510
3,000	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47	8/27 at 100.00	BBB+	3,461,550
1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	AA-	1,019,470
3,940	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	4,480,607
830	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	934,273
1,825	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	2,063,473
6,000	California Health Facilities Financing Authority, Revenue Bonds, Rady Children's Hospital - San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00	AA	6,431,700
250	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	285,563
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,810	5.250%, 11/01/36	11/26 at 100.00	BBB-	2,050,965
5,310	5.250%, 11/01/47	11/26 at 100.00	BBB-	5,917,995
2,000	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	2,217,560
2,500	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/46	10/26 at 100.00	A-	2,866,225
5,295	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB	5,925,105

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$2,400	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	$2,660,400
17,650	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	19,684,868
	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A:
1,305	5.000%, 3/01/35	3/26 at 100.00	A+	1,524,501
1,000	5.000%, 3/01/45	3/26 at 100.00	A+	1,152,420
25	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	28,977
	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
100	5.000%, 8/15/46	8/26 at 100.00	A+	115,489
235	5.000%, 8/15/51	8/26 at 100.00	A+	270,271
	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2008A:
125	5.250%, 8/15/19	No Opt. Call	AA-	126,248
500	5.500%, 8/15/23	7/19 at 100.00	AA-	501,570
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
2,235	5.750%, 7/01/30	7/19 at 100.00	CC	2,205,990
155	5.750%, 7/01/35	7/19 at 100.00	CC	153,693
2,240	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22	7/19 at 100.00	CC	2,189,510
3,000	Kaweah Delta Health Care District, California, Revenue Bonds, Series 2015B, 5.000%, 6/01/40	6/25 at 100.00	A3	3,307,320
1,335	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.375%, 12/01/25	12/20 at 100.00	BB-	1,383,607
1,580	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	1,628,190
125,385	Total Health Care			141,487,678
	Housing/Multifamily – 0.7%
600	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	654,432
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
170	5.250%, 8/15/39	8/24 at 100.00	BBB+	191,321
455	5.250%, 8/15/49	8/24 at 100.00	BBB+	505,760
1,580	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,695,040
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	1,099,910

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$3,830	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (AMT)	7/19 at 100.00	N/R	$3,833,715
1,625	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	1,755,666
1,370	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	7/19 at 100.00	N/R	1,372,370
720	San Jose, California, Multifamily Housing Senior Lien Revenue Bonds, Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 – AMBAC Insured (AMT)	7/19 at 100.00	N/R	720,756
11,350	Total Housing/Multifamily			11,828,970
	Long-Term Care – 0.1%
1,275	California Health Facilities Financing Authority, Revenue Bonds, Northern California Presbyterian Homes & Services Inc, Refunding Series 2015, 5.000%, 7/01/44	7/25 at 100.00	AA-	1,460,525
560	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging, Series 2008, 4.500%, 11/15/19	8/19 at 100.00	AA-	561,344
1,835	Total Long-Term Care			2,021,869
	Tax Obligation/General – 18.2%
1,000	Acalanes Union High School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26	No Opt. Call	Aa1	875,420
4,000	Alum Rock Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2013A, 6.000%, 8/01/39	8/23 at 100.00	Aa3	4,641,040
8,310	Antelope Valley Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 5.250%, 8/01/42	2/27 at 100.00	AA	10,045,710
5,570	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 5.800%, 5/01/42 (4)	5/40 at 100.00	Aa3	4,185,744
3,565	California State, General Obligation Bonds, Refunding Various Purpose Series 2016, 5.000%, 9/01/32	9/26 at 100.00	AA-	4,323,917
1,205	California State, General Obligation Bonds, Various Purpose Refunding Series 2014, 5.000%, 8/01/33	8/24 at 100.00	AA-	1,403,716
21,830	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/33	2/25 at 100.00	AA-	25,617,723
5,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2016, 5.000%, 9/01/34	9/26 at 100.00	AA-	6,047,900
	California State, General Obligation Bonds, Various Purpose Series 2009:
5,000	5.500%, 11/01/34	11/19 at 100.00	AA-	5,082,050
4,060	6.000%, 11/01/39	11/19 at 100.00	AA-	4,136,896
	California State, General Obligation Bonds, Various Purpose Series 2010:
5,000	5.250%, 3/01/30	3/20 at 100.00	AA-	5,143,300
10,000	5.500%, 3/01/40	3/20 at 100.00	AA-	10,294,400
4,000	5.250%, 11/01/40	11/20 at 100.00	AA-	4,208,000
2,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	AA-	2,172,620

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	California State, General Obligation Bonds, Various Purpose Series 2013:
$5,860	5.000%, 2/01/38	2/23 at 100.00	AA-	$6,529,095
1,430	5.000%, 2/01/43	2/23 at 100.00	AA-	1,588,701
	California State, General Obligation Bonds, Various Purpose Series 2014:
15,000	5.000%, 10/01/37	10/24 at 100.00	AA-	17,447,100
2,470	5.000%, 5/01/44	5/24 at 100.00	AA-	2,804,957
	California State, General Obligation Bonds, Various Purpose Series 2015:
3,000	5.000%, 3/01/45	3/25 at 100.00	AA-	3,463,560
3,000	5.000%, 8/01/45	8/25 at 100.00	AA-	3,494,280
4,375	California State, General Obligation Bonds, Various Purpose Series 2016, 5.000%, 9/01/46	9/26 at 100.00	AA-	5,154,100
7,200	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	AA-	8,469,288
18,340	California State, General Obligation Bonds, Various Purpose Series 2018, 5.000%, 10/01/47	4/26 at 100.00	AA-	21,386,090
5,230	California State, General Obligation Bonds, Various Purpose Series 2018 Bid Group A/B, 5.000%, 10/01/48	10/28 at 100.00	AA-	6,350,998
	California State, General Obligation Bonds, Various Purpose Series 2019:
3,725	5.000%, 4/01/30	4/29 at 100.00	AA-	4,824,583
6,580	5.000%, 4/01/32	4/29 at 100.00	AA-	8,422,071
5,000	5.000%, 4/01/33	4/29 at 100.00	AA-	6,378,600
2,880	Claremont Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2018, 5.000%, 8/01/48	8/28 at 100.00	Aa2	3,496,090
500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 6.800%, 8/01/39 – AGM Insured	8/27 at 100.00	AA	678,170
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2012:
11,200	0.000%, 8/01/40	8/22 at 36.36	Aa3	3,801,392
19,700	0.000%, 8/01/41	8/22 at 34.18	Aa3	6,281,936
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
320	5.800%, 8/01/22 – NPFG Insured	No Opt. Call	Baa2	362,138
345	5.800%, 8/01/23 – NPFG Insured	No Opt. Call	Baa2	403,353
7,000	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation Bonds, 2016 Election, Series 2017A, 4.000%, 8/01/47	8/27 at 100.00	AAA	7,583,030
180	Jefferson Union High School District, San Mateo County, California, General Obligation Bonds, Series 2000A, 6.250%, 8/01/20 – NPFG Insured	No Opt. Call	A+	185,978
30	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29	8/19 at 100.00	Aa2	30,192
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%, 7/01/38	1/28 at 100.00	AAA	6,074,900

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$150	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 1/01/34	7/19 at 100.00	Aa2	$150,418
100	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	112,700
2,745	Palomar Community College District, San Diego County, California, General Obligation Bonds, Election 2006 Series 2017D, 4.000%, 8/01/46	8/27 at 100.00	Aa1	2,983,019
9,440	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45	2/33 at 100.00	Aa3	10,818,901
7,345	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Election of 2014, Series 2018C, 5.000%, 8/01/47	8/26 at 100.00	AAA	8,642,421
3,125	Rosemead School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2013B, 5.850%, 8/01/43 – AGM Insured	8/23 at 100.00	AA	3,619,937
1,935	San Benito High School District, San Benito and Santa Clara Counties, California, General Obligation Bonds, 2016 Election Series 2017, 5.250%, 8/01/42	8/27 at 100.00	Aa3	2,363,215
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AAA	2,384,160
1,535	San Leandro Unified School District, Alameda County, California, General Obligation Bonds, Election 2006 Series 2010C, 7.000%, 8/01/39 – AGC Insured	8/28 at 100.00	AA	1,380,042
10,280	San Mateo County Community College District, California, General Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45	9/28 at 100.00	AAA	12,596,290
	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, 2016 Election Series 2018A:
5,000	5.000%, 8/01/43	8/28 at 100.00	AA+	6,112,450
5,580	4.000%, 8/01/47	8/28 at 100.00	AA+	6,122,990
2,345	Temecula Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2012 Series 2018C, 5.250%, 8/01/44	2/26 at 100.00	Aa3	2,772,728
	Tulare Local Health Care District, Tulare County, California, General Obligation Bonds, Series 2009B-1:
500	6.375%, 8/01/25	8/19 at 100.00	Ba3	503,415
1,005	6.500%, 8/01/26	8/19 at 100.00	Ba3	1,011,944
2,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured (4)	8/26 at 100.00	AA	2,381,420
1,395	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2007 Measure S, Series 2014C, 5.000%, 8/01/39	8/24 at 100.00	Aa1	1,617,168
645	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A, 5.500%, 8/01/40	8/24 at 100.00	Aa3	759,049
1,100	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24	No Opt. Call	AA-	1,357,642
770	West Covina Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002A Refunding, 5.350%, 2/01/20 – NPFG Insured	No Opt. Call	A+	790,159
1,000	Whittier Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/34	8/19 at 38.81	AA-	387,170
3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (4)	No Opt. Call	Aa2	3,023,545

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,700	Yosemite Community College District, California, General Obligation Bonds, Refunding Series 2015, 5.000%, 8/01/32	8/25 at 100.00	Aa2	$2,017,662
274,100	Total Tax Obligation/General			287,297,483
	Tax Obligation/Limited – 19.6%
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17B, Series 2011A, 6.125%, 9/01/31	9/21 at 100.00	N/R	1,075,100
995	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,120,121
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	7/19 at 100.00	N/R	1,655,348
2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	7/19 at 100.00	AA	2,256,705
2,725	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	AA+	1,664,212
1,960	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	7/19 at 100.00	AA+	1,965,351
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	A+	2,273,700
	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B:
5,120	5.000%, 10/01/32	10/24 at 100.00	A+	5,912,013
2,600	5.000%, 10/01/33	10/24 at 100.00	A+	2,995,928
3,820	5.000%, 10/01/34	10/24 at 100.00	A+	4,391,205
2,000	5.000%, 10/01/39	10/24 at 100.00	A+	2,277,540
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	3/23 at 100.00	A+	1,123,610
745	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	767,246
	Chula Vista Municipal Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2013:
1,915	5.500%, 9/01/27	9/23 at 100.00	AA-	2,208,110
2,165	5.500%, 9/01/29	9/23 at 100.00	AA-	2,485,030
1,520	5.500%, 9/01/30	9/23 at 100.00	AA-	1,738,819
660	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	682,519
1,425	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.000%, 8/01/25	8/20 at 100.00	N/R	1,469,018
1,060	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,199,422
1,500	Elk Grove Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/38 – BAM Insured	9/25 at 100.00	AA	1,738,260

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
$38,300	5.000%, 6/01/40	6/25 at 100.00	A+	$44,213,520
22,230	5.000%, 6/01/45	6/25 at 100.00	A+	25,573,392
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
7,500	5.000%, 11/15/28	11/25 at 100.00	BB	8,465,325
6,375	5.000%, 11/15/29	11/25 at 100.00	BB	7,157,914
3,725	5.000%, 11/15/39	11/25 at 100.00	BB	4,072,878
1,660	Highland, California, Special Tax Bonds, Community Facilities District 01-1, Refunding, Series 2011, 5.500%, 9/01/28	9/21 at 100.00	A-	1,800,353
1,000	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 5.375%, 9/01/33	9/23 at 100.00	N/R	1,106,490
620	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	688,343
740	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 06-1, Series 2010, 6.700%, 9/01/35	9/20 at 100.00	N/R	775,261
1,090	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 15-2, Series 2015, 5.000%, 9/02/42	9/25 at 100.00	N/R	1,217,072
	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
500	5.000%, 9/01/39	9/24 at 100.00	N/R	551,465
750	5.000%, 9/01/44	9/24 at 100.00	N/R	823,342
150	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/23	No Opt. Call	A+	171,417
790	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	9/24 at 100.00	N/R	866,875
1,620	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,810,933
	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House - Shea Homes Improvement Area 1, Series 2013:
1,000	6.000%, 9/01/38	9/23 at 100.00	N/R	1,132,660
1,750	6.000%, 9/01/43	9/23 at 100.00	N/R	1,995,700
1,870	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Area Sheriff's Facilities Projects, Refunding Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	7/19 at 100.00	A	1,874,581
1,120	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Fire Protection Facilities Project, Refunding Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	7/19 at 100.00	A	1,122,733
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	1,113,670
1,875	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/36	6/26 at 100.00	AAA	2,254,462

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$10,885	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A, 5.000%, 7/01/44	7/28 at 100.00	AAA	$13,319,104
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A:
15,075	5.000%, 7/01/39	7/27 at 100.00	AAA	18,263,965
5,075	5.000%, 7/01/42	7/27 at 100.00	AAA	6,103,144
100	Los Angeles, California, Certificates of Participation, Department of Public Social Services, Sonnenblick Del Rio West LA, Senior Lien Series 2000, 6.000%, 11/01/19 – AMBAC Insured	8/19 at 100.00	Aa2	100,365
	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
435	5.000%, 9/01/23	No Opt. Call	N/R	492,698
760	5.000%, 9/01/33 – BAM Insured	9/25 at 100.00	AA	882,079
1,600	5.000%, 9/01/35 – BAM Insured	9/25 at 100.00	AA	1,842,304
115	5.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	131,890
1,455	Modesto, California, Special Tax Bonds, Community Facilities District 2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28	9/24 at 100.00	BBB+	1,676,073
4,055	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A-	4,468,651
	Oakland Redevelopment Successor Agency, California, Tax Allocation Bonds, Refunding Subordinated Series 2015-TE:
3,250	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	3,783,162
3,215	5.000%, 9/01/36 – AGM Insured	9/25 at 100.00	AA	3,733,612
260	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45	8/25 at 100.00	N/R	292,848
2,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	7/19 at 102.00	CCC+	2,429,875
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
2,665	5.250%, 9/01/30	9/23 at 100.00	N/R	2,938,909
2,385	5.750%, 9/01/39	9/23 at 100.00	N/R	2,643,272
415	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	461,098
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
272	4.500%, 7/01/34	7/25 at 100.00	N/R	279,488
6,658	5.000%, 7/01/58	7/28 at 100.00	N/R	6,635,030

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit, Series 2007A Sr. Bond:
$4,079	0.000%, 8/01/42 (5)	No Opt. Call	N/R	$3,579,179
10,427	0.000%, 8/01/43 (5)	No Opt. Call	N/R	9,149,714
16,000	0.000%, 8/01/44 (5)	No Opt. Call	N/R	14,040,000
7,838	0.000%, 8/01/46 (5)	No Opt. Call	N/R	6,606,104
	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014:
1,600	5.000%, 9/01/30	9/24 at 100.00	AA+	1,860,480
2,800	5.000%, 9/01/31	9/24 at 100.00	AA+	3,240,104
2,400	5.000%, 9/01/32	9/24 at 100.00	AA+	2,771,328
780	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	9/19 at 100.00	N/R	785,733
1,115	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Series 2013, 5.500%, 9/01/39	9/23 at 100.00	N/R	1,243,548
100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	111,300
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
1,000	5.000%, 9/01/28	9/25 at 100.00	N/R	1,151,720
1,000	5.000%, 9/01/29	9/25 at 100.00	N/R	1,145,860
1,000	5.000%, 9/01/30	9/25 at 100.00	N/R	1,141,820
6,960	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	AA	8,225,537
630	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A+	650,759
185	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	AAA	191,096
200	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	223,330
450	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	487,994
1,955	San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 – AGM Insured	6/21 at 100.00	AA	2,092,006
5,255	San Francisco City and County, California, Certificates of Participation, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	AA+	5,492,946
180	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	195,557
2,235	Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43	9/25 at 103.00	N/R	2,539,161
105	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	109,929

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A:
$500	5.000%, 9/01/35	9/25 at 100.00	A-	$581,390
395	5.000%, 9/01/37	9/25 at 100.00	A-	457,106
	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
50	5.000%, 9/01/40	9/25 at 100.00	N/R	55,863
100	5.000%, 9/01/45	9/25 at 100.00	N/R	111,423
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28	6/21 at 100.00	A+	1,143,711
25	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	7/19 at 100.00	Baa2	25,025
	Vista Community Development Commission Taxable Non-Housing Tax Allocation Revenue Bonds, California, Vista Redevelopment Project, Series 2011:
7,600	6.000%, 9/01/33	9/21 at 100.00	AA-	8,348,828
7,920	6.125%, 9/01/37	9/21 at 100.00	AA-	8,712,871
1,540	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/45	11/21 at 100.00	A+	1,696,310
282,424	Total Tax Obligation/Limited			308,432,942
	Transportation – 12.8%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
2,000	5.000%, 10/01/34	10/26 at 100.00	BBB+	2,327,880
2,570	5.000%, 10/01/37	10/26 at 100.00	BBB+	2,966,808
50	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	58,924
8,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44	4/29 at 100.00	AA-	9,757,200
3,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	BBB+	4,476,994
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
8,335	5.750%, 1/15/46	1/24 at 100.00	A-	9,663,516
8,415	6.000%, 1/15/53	1/24 at 100.00	A-	9,876,770
4,000	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 (AMT)	No Opt. Call	BBB+	4,158,440
	Long Beach, California, Harbor Revenue Bonds, Series 2015D:
1,000	5.000%, 5/15/33	5/25 at 100.00	AA	1,180,720
2,785	5.000%, 5/15/34	5/25 at 100.00	AA	3,277,666
3,135	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/35 (AMT)	5/25 at 100.00	AA	3,619,514

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015E:
$250	5.000%, 5/15/32	5/25 at 100.00	AA	$294,562
600	5.000%, 5/15/33	5/25 at 100.00	AA	704,358
1,305	5.000%, 5/15/35	5/25 at 100.00	AA	1,520,925
355	5.000%, 5/15/41	5/25 at 100.00	AA	409,656
2,255	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46 (AMT)	5/26 at 100.00	AA-	2,606,194
15,650	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A, 5.000%, 5/15/47 (AMT)	5/27 at 100.00	AA-	18,349,625
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A:
10,800	5.000%, 5/15/44 (AMT)	5/28 at 100.00	AA-	12,886,236
6,995	5.250%, 5/15/48 (AMT)	5/28 at 100.00	AA-	8,496,057
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C:
1,935	5.000%, 5/15/36 (AMT)	11/27 at 100.00	AA-	2,330,069
1,800	5.000%, 5/15/38 (AMT)	11/27 at 100.00	AA-	2,154,816
12,665	5.000%, 5/15/44 (AMT)	11/27 at 100.00	AA-	15,020,690
	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
150	5.450%, 7/01/20 (AMT)	7/19 at 100.00	N/R	150,083
75	5.550%, 7/01/28 (AMT)	7/19 at 100.00	N/R	75,049
	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A:
3,500	5.750%, 6/01/44	6/23 at 100.00	BBB	3,877,650
8,250	5.750%, 6/01/48	6/23 at 100.00	BBB	9,129,285
2,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B, 5.000%, 5/01/47	5/27 at 100.00	A+	2,727,616
6,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	A+	7,583,485
10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A+	11,522,300
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A:
7,500	5.250%, 5/01/42 (AMT)	5/27 at 100.00	A+	8,959,350
20,955	5.000%, 5/01/47 (AMT)	5/27 at 100.00	A+	24,472,925
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D:
5,000	5.000%, 5/01/48 (AMT)	5/28 at 100.00	A+	5,917,500
5,000	5.250%, 5/01/48 (AMT)	5/28 at 100.00	A+	6,033,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$5,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018E, 5.000%, 5/01/48	5/28 at 100.00	A+	$6,018,600
172,910	Total Transportation			202,605,113
	U.S. Guaranteed – 8.2% (6)
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A:
1,810	7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	1,983,416
2,000	7.250%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	2,200,180
2,665	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2011A, 0.000%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 36.61	AA-	946,421
1,000	California Educational Facilities Authority, Revenue Bonds, Pitzer College, Refunding Series 2009, 5.375%, 4/01/34 (Pre-refunded 4/01/20)	4/20 at 100.00	A	1,033,820
2,025	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010B, 5.750%, 11/15/31 (Pre-refunded 11/15/20)	11/20 at 100.00	AA	2,153,770
2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42 (Pre-refunded 8/15/20)	8/20 at 100.00	AA-	2,111,260
1,410	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB	1,492,753
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3	1,026,840
1,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.125%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	A3	1,571,850
695	California State Public Works Board, Lease Revenue Bonds, California State University, J Paul Leonard & Sutro Library, Series 2009J, 5.500%, 11/01/26 (Pre-refunded 11/01/19)	11/19 at 100.00	A+	707,128
	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2012D:
3,000	5.000%, 9/01/33 (Pre-refunded 9/01/22)	9/22 at 100.00	A+	3,364,380
4,000	5.000%, 9/01/34 (Pre-refunded 9/01/22)	9/22 at 100.00	A+	4,485,840
2,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30 (Pre-refunded 10/01/19)	10/19 at 100.00	A+	2,536,725
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	A+	2,042,000
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35 (Pre-refunded 3/01/20)	3/20 at 100.00	A+	3,106,170
2,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2011A, 6.000%, 6/01/33 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R	2,185,460
2,010	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R	2,027,185
855	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2009A, 5.625%, 8/01/33 (Pre-refunded 8/01/19) – AGC Insured	8/19 at 100.00	AA	860,882
1,000	College of the Sequoias Visalia Area Improvement District 2, Tulare County, California, General Obligation Bonds, Sequoias Community College District, Election 2008 Series 2009A, 5.250%, 8/01/29 (Pre-refunded 8/01/19) – AGC Insured	8/19 at 100.00	AA	1,006,290

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$1,705	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2010D, 0.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 52.75	AA+	$884,724
1,000	Eden Township Healthcare District, California, Certificates of Participation, Installment Sale Agreement with Eden Hospital Health Services Corporation, Series 2010, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	1,046,160
950	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Election of 2008 Series 2009A, 5.500%, 8/01/31 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2	956,346
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
285	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R	287,491
215	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB	216,879
470	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R	473,140
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
2,040	5.250%, 1/01/27 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	2,166,521
515	5.125%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	545,941
1,260	5.200%, 1/01/34 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,337,162
4,125	5.250%, 1/01/35 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	4,380,832
275	5.250%, 1/01/37 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	292,056
4,580	5.250%, 1/01/42 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	4,864,052
	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
625	6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	A	695,019
3,455	7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A	3,875,612
10,000	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election of 2005, Series 2011, 0.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 24.49	Aaa	2,372,700
1,000	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010, 6.000%, 3/01/36 (Pre-refunded 3/01/20)	3/20 at 100.00	N/R	1,034,630
805	Oakdale Irrigation District, California, Certificates of Participation, Water Facilities Project, Series 2009, 5.500%, 8/01/34 (Pre-refunded 8/01/19)	8/19 at 100.00	AA	810,377
7,600	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	7,766,060
3,625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1	3,859,320
4,000	Pittsburg Unified School District Financing Authority, Contra Costa County, California, General Obligation Bonds, Pittsburg Unified School District Bond Program, Series 2011, 0.000%, 9/01/38 (Pre-refunded 9/01/21) – AGM Insured	9/21 at 27.77	AA	1,076,160
1,045	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	1,148,121
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Series 2010E:
2,950	6.250%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	A-	3,143,166
480	6.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	A-	512,938

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$6,470	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39 (Pre-refunded 6/01/23)	6/23 at 100.00	AA+	$7,482,814
2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2009A, 6.000%, 7/01/33 (Pre-refunded 7/01/24) (4)	7/24 at 100.00	Aa2	2,419,420
525	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.375%, 8/01/32 (Pre-refunded 8/01/19)	8/19 at 100.00	A-	529,273
1,185	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A-	1,292,231
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
80	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	87,510
105	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	114,857
3,500	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35 (Pre-refunded 8/01/20)	8/20 at 100.00	AA	3,670,450
1,000	San Lorenzo Unified School District, Alameda County, California, General Obligation Bonds, Election of 2008 Series 2011B, 6.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A+	1,101,500
2,140	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28 (Pre-refunded 3/01/21)	3/21 at 100.00	AA+	2,341,310
	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel Community Improvement Project Area, Series 2009A:
1,860	6.625%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R	1,883,715
2,805	7.000%, 9/01/36 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R	2,843,008
3,500	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 6.500%, 8/01/26 (Pre-refunded 2/01/21)	2/21 at 100.00	A	3,802,400
500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	BBB+	558,030
1,225	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.000%, 9/01/25 (Pre-refunded 3/01/21)	3/21 at 100.00	A-	1,345,724
240	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	270,271
3,040	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+	3,284,629
1,555	Victor Valley Community College District, San Bernardino County, California, General Obligation Bonds, Election of 2008 Series 2009A, 5.000%, 8/01/31 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2	1,564,283
	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Police Facility Subordinate Series 2009:
10,710	6.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	10,925,057
2,395	5.750%, 11/01/45 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	2,438,230

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$320	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	$356,787
134,630	Total U.S. Guaranteed			128,899,276
	Utilities – 10.5%
2,750	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Refunding Series 2006D, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	2,777,748
10,725	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	10,833,215
1,985	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014D, 5.000%, 7/01/44	7/24 at 100.00	AA	2,268,895
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016A:
3,300	5.000%, 7/01/40	1/26 at 100.00	AA	3,850,770
6,445	5.000%, 7/01/46	1/26 at 100.00	AA	7,457,703
4,165	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B, 5.000%, 7/01/37	1/26 at 100.00	AA	4,909,702
29,905	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42	1/27 at 100.00	AA	35,481,983
40,800	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	AA	48,488,760
7,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	AA	8,559,950
15,435	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D, 5.000%, 7/01/38	7/28 at 100.00	AA	19,056,514
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A:
8,000	5.000%, 7/01/45	1/29 at 100.00	AA	9,800,800
9,555	5.000%, 7/01/49	1/29 at 100.00	AA	11,595,661
140,065	Total Utilities			165,081,701
	Water and Sewer – 11.2%
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
5,000	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	Baa3	5,355,400
5,060	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	5,390,317
2,565	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	Baa3	3,036,011
355	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	7/19 at 100.00	AA	356,093

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$650	Compton, California, Sewer Revenue Bonds, Refunding Series 1998, 5.375%, 9/01/23 – NPFG Insured	6/19 at 100.00	Baa2	$651,996
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A:
8,750	5.000%, 6/01/42	6/27 at 100.00	AAA	10,556,437
5,000	5.000%, 6/01/45	6/27 at 100.00	AAA	6,021,450
8,000	4.000%, 6/01/45	6/27 at 100.00	AAA	8,780,160
5,695	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/37	6/25 at 100.00	AAA	6,750,511
13,740	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Series 2015C, 4.000%, 6/01/45	6/25 at 100.00	AAA	14,770,363
1,500	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40	7/25 at 100.00	AA+	1,744,605
6,000	Irvine Ranch Water District, California, Certificates of Participation, Irvine Ranch Water District Series 2016, 5.000%, 3/01/41	9/26 at 100.00	AAA	7,102,140
4,000	Livermore Valley Water Financing Authority, California, Water Revenue Bonds, Series 2018A, 5.000%, 7/01/47	7/27 at 100.00	AA+	4,782,960
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Refunding Series 2016B:
3,460	5.000%, 7/01/33	1/26 at 100.00	AA+	4,167,466
4,955	5.000%, 7/01/35	1/26 at 100.00	AA+	5,921,275
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
10,545	5.000%, 7/01/44	1/27 at 100.00	AA+	12,513,330
5,000	5.250%, 7/01/44	1/27 at 100.00	AA+	6,031,350
10,000	Los Angeles, California, Wastewater System Revenue Bonds, Green Series 2015C, 5.000%, 6/01/45	6/25 at 100.00	AA+	11,582,900
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A:
5,000	5.000%, 6/01/31	6/25 at 100.00	AA+	5,958,050
5,000	5.000%, 6/01/32	6/25 at 100.00	AA+	5,942,350
2,600	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A, 5.000%, 6/01/35	6/23 at 100.00	AA	2,942,784
1,000	Norco Financing Authority, California, Enterprise Revenue Refunding Bonds, Series 2009, 5.625%, 10/01/34 – AGM Insured	10/19 at 100.00	AA	1,012,900
1,775	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/19 at 100.00	Ca	1,779,437
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
2,760	4.250%, 7/01/25	7/22 at 100.00	Ca	2,663,400
740	5.500%, 7/01/28	7/22 at 100.00	Ca	743,700
2,745	5.750%, 7/01/37	7/22 at 100.00	Ca	2,779,312
2,250	6.000%, 7/01/47	7/22 at 100.00	Ca	2,283,750

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B:
$7,330	5.000%, 8/01/32	8/26 at 100.00	Aa3	$8,974,559
12,735	5.000%, 8/01/39	8/26 at 100.00	Aa3	15,143,316
9,235	San Francisco City and County Public Utilities Commission, California, Wastewater Revenue Bonds, Green Series 2018A, 4.000%, 10/01/43	4/28 at 100.00	AA	10,093,024
153,445	Total Water and Sewer			175,831,346
$1,404,694	Total Long-Term Investments (cost $1,437,280,205)			1,540,533,092

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.9%
	MUNICIPAL BONDS – 0.9%
	Health Care – 0.9%
$4,290	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Variable Rate Demand Obligations, Series 2008A, 1.200%, 4/01/32 (7)	8/19 at 100.00	A-1+	$4,290,000
4,150	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Variable Rate Demand Obligation, Series 2002B, 1.200%, 11/01/30 (7)	9/19 at 100.00	A-1+	4,150,000
5,895	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Variable Rate Demand Obligations, Series 2003B, 1.200%, 8/15/25 (7)	7/19 at 100.00	A-1+	5,895,000
$14,335	Total Short-Term Investments (cost $14,335,000)			14,335,000
	Total Investments (cost $1,451,615,205) – 98.6%			1,554,868,092
	Other Assets Less Liabilities – 1.4%			21,608,835
	Net Assets – 100%			$1,576,476,927
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,540,533,092	$ —	$1,540,533,092
Short-Term Investments:
Municipal Bonds	—	14,335,000	—	14,335,000
Total	$ —	$1,554,868,092	$ —	$1,554,868,092

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax

Nuveen California Intermediate Municipal Bond Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 92.6%
	MUNICIPAL BONDS – 92.6%
	Consumer Staples – 3.9%
$445	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/31	6/28 at 100.00	BBB	$520,031
	Education and Civic Organizations – 12.6%
150	California Educational Facilities Authority, Revenue Bonds, Art Center College of Design, Series 2018A, 5.000%, 12/01/28	No Opt. Call	Baa1	187,449
35	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2015, 5.000%, 4/01/27	4/25 at 100.00	A2	41,468
220	California Educational Facilities Authority, Revenue Bonds, University of Southern California Series 2012A, 5.000%, 10/01/23	No Opt. Call	Aa1	255,506
150	California Health Facilities Financing Authority, Revenue Bonds, Los Angeles BioMedical, Series 2018, 5.000%, 9/01/28	No Opt. Call	Baa2	185,978
175	California Infrastructure and Economic Development Bank, Revenue Bonds, Salvation Army Western Territory, Refunding Series 2016, 5.000%, 9/01/27	9/26 at 100.00	A1	215,388
150	California Municipal Finance Authority, Revenue Bonds, California Lutheran University, Series 2018, 5.000%, 10/01/28	No Opt. Call	Baa1	187,327
100	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.000%, 7/01/21	No Opt. Call	BBB	106,172
400	University of California, General Revenue Bonds, Series 2017AY, 5.000%, 5/15/30	5/27 at 100.00	AA	502,052
1,380	Total Education and Civic Organizations			1,681,340
	Health Care – 13.1%
150	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 5.000%, 2/01/26	No Opt. Call	AA	184,360
175	California Health Facilities Financing Authority, Revenue Bonds, Stanford Health Care, Refunding Series 2017A, 5.000%, 11/15/28	11/27 at 100.00	AA	222,889
100	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/27	No Opt. Call	Baa2	120,839
60	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015, 5.000%, 11/01/22	No Opt. Call	BBB-	65,926
100	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.000%, 11/01/25	No Opt. Call	BBB-	117,063
100	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/23	No Opt. Call	BBB-	110,914
125	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/25	No Opt. Call	A-	147,635
100	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/28, 144A	6/26 at 100.00	BB	114,792

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$50	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.000%, 12/01/28, 144A	6/28 at 100.00	BB	$59,053
200	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	231,816
150	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 5.000%, 1/01/29	1/28 at 100.00	BBB+	181,696
70	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.750%, 7/01/24	7/19 at 100.00	CC	68,594
100	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/29	1/28 at 100.00	BBB+	119,582
1,480	Total Health Care			1,745,159
	Tax Obligation/General – 8.6%
100	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2018A, 5.000%, 8/01/29	8/28 at 100.00	Aa2	129,432
150	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 5.000%, 8/01/26	No Opt. Call	AA-	186,341
50	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2014, Series 2019, 5.000%, 8/01/29	8/27 at 100.00	AA	63,077
200	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%, 7/01/28	1/28 at 100.00	AAA	254,210
150	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Measure Q Election 2012, Series 2017E, 5.000%, 8/01/28	8/27 at 100.00	AAA	182,574
250	San Mateo County Community College District, California, General Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/29	9/28 at 100.00	AAA	325,770
900	Total Tax Obligation/General			1,141,404
	Tax Obligation/Limited – 21.1%
250	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Pacific Highlands Ranch Project, Series 2019, 5.000%, 9/02/29	No Opt. Call	N/R	307,185
75	City of Dublin, California, Community Facilities District No 2015-1, Dublin Crossing, Improvement Area No 1, Special Tax Bonds, Series 2017, 5.000%, 9/01/27	No Opt. Call	N/R	85,225
100	Indian Wells Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Refunding Subordinate Series 2015A, 5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	114,455
50	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	57,703
100	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/23	No Opt. Call	A+	114,278
150	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2002 Mountain House, Series 2017, 5.000%, 9/01/26	No Opt. Call	N/R	177,748
200	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015, 5.000%, 5/15/21	No Opt. Call	BBB	211,834

Nuveen California Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$300	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A, 5.000%, 7/01/29	7/28 at 100.00	AAA	$388,947
300	Orange County Local Transportation Authority, California, Measure M2 Sales Tax Revenue Bonds, Limited Tax Series 2019, 5.000%, 2/15/29	No Opt. Call	AA+	396,852
100	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2017A, 5.000%, 9/01/24	No Opt. Call	AA	118,731
275	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2016A, 5.000%, 9/01/25	No Opt. Call	AA	336,545
100	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/26	8/24 at 100.00	N/R	113,007
65	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/26	No Opt. Call	A	80,349
25	San Mateo Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2015A, 5.000%, 8/01/27	8/25 at 100.00	A	29,442
100	Saugus/Hart School Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2016, 5.000%, 9/01/26	3/26 at 100.00	N/R	118,289
135	Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/28	9/25 at 103.00	N/R	159,161
2,325	Total Tax Obligation/Limited			2,809,751
	Transportation – 7.1%
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	117,847
235	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/28 (AMT)	No Opt. Call	AA-	296,993
100	Peninsula Corridor Joint Powers Board, California, Farebox Revenue Bonds, Series 2019A, 5.000%, 10/01/29	No Opt. Call	A+	131,499
250	Port of Oakland, California, Revenue Bonds, Refunding Intermediate Lien Series 2017D Private Activity, 5.000%, 11/01/23 (AMT)	No Opt. Call	A	285,770
100	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/26 (AMT)	No Opt. Call	A	120,937
785	Total Transportation			953,046
	U.S. Guaranteed – 2.7% (4)
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
100	5.250%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	106,202
30	5.000%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	31,744
200	Ohlone Community College District, Alameda County, California, General Obligation Bonds, Election 2010 Series 2011A-1, 5.250%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	AA+	217,338
330	Total U.S. Guaranteed			355,284
	Utilities – 8.1%
40	Banning Financing Authority, California, Revenue Bonds, Electric System Project, Refunding Series 2015, 5.000%, 6/01/27 – AGM Insured	6/25 at 100.00	AA	47,414

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$110	California Department of Water Resources, Power Supply Revenue Bonds, Series 2015O, 5.000%, 5/01/22	No Opt. Call	Aa1	$121,979
300	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	303,027
250	City of Riverside California Refunding Electric Revenue Bonds, Series 2019A, 5.000%, 10/01/29	4/29 at 100.00	AA-	328,412
100	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018A, 5.000%, 7/01/30	1/28 at 100.00	AA	127,574
100	Northern California Energy Authority, Commodity Supply Revenue Bonds, Series 2018A, 5.000%, 7/01/24	No Opt. Call	A	113,578
30	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007, 5.000%, 2/15/23	No Opt. Call	A+	33,176
930	Total Utilities			1,075,160
	Water and Sewer – 15.4%
250	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2018AZ, 5.000%, 12/01/29	12/28 at 100.00	AAA	328,657
220	California Infrastructure and Economic Development Bank Clean Water State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%, 10/01/28	4/28 at 100.00	AAA	285,663
250	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/29, 144A	No Opt. Call	Baa3	311,662
100	Central Basin Municipal Water District, California, Revenue Bonds, Refunding Series 2016A, 5.000%, 8/01/24 – AGM Insured	No Opt. Call	AA	118,393
150	Public Utilities Commission of the City and County of San Francisco, California, Wastewater Revenue Bonds, Series 2018B, 5.000%, 10/01/28	4/28 at 100.00	AA	194,771
220	Santa Clara Valley Water District, California, Certificates of Participation, Refunding & Improvement Series 2017A, 5.000%, 2/01/27	2/26 at 100.00	Aa1	271,568
300	Stockton Public Financing Authority, California, Water Revenue Bonds, Refunding Green Series 2018A, 5.000%, 10/01/30 – BAM Insured	10/28 at 100.00	AA	374,373
160	Upper Santa Clara Valley Joint Powers Authority, California, Revenue Bonds, Santa Clara Water Division, Refunding Series 2017A, 5.000%, 8/01/21	No Opt. Call	AA+	173,018
1,650	Total Water and Sewer			2,058,105
$10,225	Total Long-Term Investments (cost $11,738,568)			12,339,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 7.1%
	MUNICIPAL BONDS – 7.1%
	Health Care – 4.9%
$350	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp HealthCare, Variable Rate Demand Obligations, Refunding Series 2009, 1.080%, 8/01/35 (5)	7/19 at 100.00	A-1	$350,000

Nuveen California Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$300	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Variable Rate Demand Obligations, Variable Rate Series 2010B, 1.150%, 10/01/40 (5)	7/19 at 100.00	A-1+	$300,000
650	Total Health Care			650,000
	Transportation – 2.2%
300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Variable Rate Demand Obligations, Second Series Variable Rate 2018C, 1.050%, 5/01/58 (5)	8/19 at 100.00	A-1	300,000
$950	Total Short-Term Investments (cost $950,000)			950,000
	Total Investments (cost $12,688,568) – 99.7%			13,289,280
	Other Assets Less Liabilities – 0.3%			38,774
	Net Assets – 100%			$13,328,054
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$12,339,280	$ —	$12,339,280
Short-Term Investments:
Municipal Bonds	—	950,000	—	950,000
Total	$ —	$13,289,280	$ —	$13,289,280

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 94.3%
	MUNICIPAL BONDS – 94.3%
	Education and Civic Organizations – 10.2%
$105	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/20	7/19 at 100.00	B	$105,072
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2012C:
1,000	5.000%, 7/01/31	7/22 at 100.00	A+	1,082,420
500	5.000%, 7/01/32	7/22 at 100.00	A+	540,485
1,185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,247,485
1,885	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	2,168,787
1,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	A1	1,104,327
5,095	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	5,726,270
1,750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2016M, 5.000%, 7/01/35	7/26 at 100.00	A-	2,031,138
4,110	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42	7/27 at 100.00	A	4,784,245
1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Refunding Series 2010M, 4.250%, 7/01/28	7/20 at 100.00	A+	1,440,684
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven, Series 2018K-1:
2,000	5.000%, 7/01/37	7/28 at 100.00	BBB	2,307,700
250	5.000%, 7/01/38	7/28 at 100.00	BBB	287,718
950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Westminster School, Series 2014H, 3.250%, 7/01/32	7/24 at 100.00	A	983,345
630	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa3	639,412
21,910	Total Education and Civic Organizations			24,449,088
	Health Care – 19.6%
4,600	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare, Series 2015F, 5.000%, 7/01/45	7/25 at 100.00	A	5,022,004
2,920	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	2,961,785
6,975	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	7,341,327

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2014E, 5.000%, 7/01/42	7/24 at 100.00	A	$555,625
1,995	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36	7/25 at 100.00	A3	2,213,911
4,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 100.00	BBB+	4,137,947
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/42	7/22 at 100.00	BBB+	4,269,360
1,815	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2016K, 4.000%, 7/01/46	7/26 at 100.00	BBB+	1,890,831
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT:
2,350	5.000%, 12/01/41	6/26 at 100.00	AA-	2,719,444
1,195	5.000%, 12/01/45	6/26 at 100.00	AA-	1,379,365
4,160	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	4,405,523
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	2,112,960
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014E:
2,400	5.000%, 7/01/32	7/24 at 100.00	AA-	2,734,728
2,520	5.000%, 7/01/33	7/24 at 100.00	AA-	2,862,266
830	5.000%, 7/01/34	7/24 at 100.00	AA-	939,236
1,670	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A+	1,690,057
43,950	Total Health Care			47,236,369
	Housing/Multifamily – 1.1%
2,500	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1, 3.300%, 11/15/39	11/28 at 100.00	AAA	2,570,475
	Long-Term Care – 1.9%
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc, Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	BBB	1,169,135
570	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	602,923
2,705	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	A1	2,792,399
4,375	Total Long-Term Care			4,564,457

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 23.2%
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
$600	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	$671,706
1,000	5.000%, 7/01/33 – AGM Insured	7/24 at 100.00	AA	1,117,450
1,065	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,186,751
2,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 – AGM Insured	8/26 at 100.00	AA	2,270,040
2,425	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28	11/26 at 100.00	A1	2,923,507
1,325	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/38	6/28 at 100.00	A1	1,574,789
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA	1,069,490
2,400	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	A1	2,708,112
3,000	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	A1	3,409,320
2,370	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	A1	2,745,360
	Connecticut State, General Obligation Bonds, Series 2017A:
1,000	5.000%, 4/15/34	4/27 at 100.00	A1	1,181,270
3,270	5.000%, 4/15/35	4/27 at 100.00	A1	3,850,686
1,510	Connecticut State, General Obligation Bonds, Series 2018A, 5.000%, 4/15/37	4/28 at 100.00	A1	1,795,526
	Connecticut State, General Obligation Bonds, Series 2019A:
1,150	5.000%, 4/15/36	4/29 at 100.00	A1	1,392,029
1,450	4.000%, 4/15/37 (UB) (4)	4/29 at 100.00	A1	1,601,975
650	5.000%, 4/15/39 (UB) (4)	4/29 at 100.00	A1	779,474
500	Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%, 8/15/33 – BAM Insured	8/24 at 100.00	AA	568,485
1,000	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 8/15/36 – AGM Insured	8/26 at 100.00	AA	1,151,220
	New Haven, Connecticut, General Obligation Bonds, Series 2014A:
810	5.000%, 8/01/30 – AGM Insured	8/24 at 100.00	AA	909,922
700	5.000%, 8/01/31 – AGM Insured	8/24 at 100.00	AA	783,237
850	5.000%, 8/01/32 – AGM Insured	8/24 at 100.00	AA	949,067
850	5.000%, 8/01/34 – AGM Insured	8/24 at 100.00	AA	947,180
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
795	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	903,486
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,838,765
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	567,335
485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	568,493
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/34	12/22 at 100.00	AA-	661,218
2,370	Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%, 1/01/39 – BAM Insured	1/27 at 100.00	AA	2,573,370
1,035	The Metropolitan District Hartford County, Connecticut General Obligation Bonds, Series 2018, 5.000%, 7/15/35	7/28 at 100.00	AA	1,254,161

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
$555	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA	$652,425
485	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA	569,322
765	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA	895,777
555	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	648,762
555	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA	647,319
3,000	Waterbury, Connecticut, General Obligation Bonds, Series 2012A, 5.000%, 8/01/30	8/22 at 100.00	AA-	3,281,790
2,000	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/24 – AGM Insured	8/22 at 100.00	AA	2,183,900
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
1,280	7.000%, 12/01/24 – AGM Insured	12/20 at 100.00	AA	1,369,766
1,415	7.000%, 12/01/25 – AGM Insured	12/20 at 100.00	AA	1,514,786
48,940	Total Tax Obligation/General			55,717,271
	Tax Obligation/Limited – 14.2%
760	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, CHELSA Loan Program, Series 2010A, 4.000%, 11/15/30	11/20 at 100.00	A1	777,579
2,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	A+	2,791,275
1,390	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	A+	1,603,963
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A:
1,000	5.000%, 9/01/32	9/26 at 100.00	A+	1,179,460
3,500	5.000%, 9/01/33	9/26 at 100.00	A+	4,117,120
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A:
2,000	5.000%, 1/01/37	1/28 at 100.00	A+	2,371,240
2,000	5.000%, 1/01/38	1/28 at 100.00	A+	2,364,420
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,400	5.250%, 1/01/36	1/22 at 100.00	BB	2,521,944
600	5.125%, 1/01/42	1/22 at 100.00	BB	625,686
2,720	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	3,029,917
1,400	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,394,316
2,500	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/32	8/23 at 100.00	A+	2,771,550
740	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	A+	832,855
1,590	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 2/15/34	2/25 at 100.00	A+	1,816,797
3,000	University of Connecticut, General Obligation Bonds, Series 2017A, 5.000%, 1/15/36	1/27 at 100.00	A+	3,532,890

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	University of Connecticut, General Obligation Bonds, Series 2019A:
$1,000	5.000%, 11/01/36	11/28 at 100.00	A+	$1,209,760
1,000	4.000%, 11/01/38	11/28 at 100.00	A+	1,099,310
30,100	Total Tax Obligation/Limited			34,040,082
	Transportation – 0.6%
1,250	Connecticut Airport Authority, Connecticut, Customer Facility Charge Revenue Bonds, Ground Transportation Center Project, Series 2019A, 5.000%, 7/01/49 (AMT)	7/29 at 100.00	A-	1,477,862
	U.S. Guaranteed – 10.3% (5)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O:
1,705	5.000%, 7/01/35 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	1,770,626
1,000	5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	1,038,490
1,555	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,662,793
135	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System - Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	No Opt. Call	N/R	135,594
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
495	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	530,892
500	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	536,255
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
1,000	5.125%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	A	1,075,060
2,500	5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A	2,713,100
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/39 (Pre-refunded 7/01/20)	7/20 at 100.00	AA	2,076,980
1,305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa3	1,360,724
2,350	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	2,454,246
1,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R	1,225,968
4,130	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	AA-	4,445,862
1,720	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R	1,888,319
1,725	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011, 7.000%, 12/01/27 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA	1,863,621
23,320	Total U.S. Guaranteed			24,778,530

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 2.7%
$415	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	Aa3	$457,533
3,170	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/22 at 100.00	Aa3	3,417,101
1,585	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (AMT)	7/19 at 100.00	A-	1,608,934
1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	1,123,790
6,170	Total Utilities			6,607,358
	Water and Sewer – 10.5%
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	AA	575,730
1,000	5.000%, 8/15/32	8/24 at 100.00	AA	1,147,690
60	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured	7/19 at 100.00	AA	60,168
1,040	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	1,167,993
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,106,750
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Refunding Green Bond Series 2014A:
2,250	5.000%, 11/01/35	11/24 at 100.00	Aa2	2,568,127
4,885	5.000%, 11/01/42	11/24 at 100.00	Aa2	5,518,682
2,500	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 5.000%, 4/01/39	4/22 at 100.00	Aa2	2,702,350
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	1,057,870
	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth Series 2014A:
1,010	5.000%, 8/01/39	8/24 at 100.00	AA-	1,144,179
1,055	5.000%, 8/01/44	8/24 at 100.00	AA-	1,192,161
3,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41	8/28 at 100.00	AA-	3,611,520
500	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Eighth Series 2013A, 5.000%, 8/01/38	8/22 at 100.00	AA-	546,415
2,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/30 – FGIC Insured	8/22 at 100.00	AA-	2,196,900
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	AA+	568,745
22,300	Total Water and Sewer			25,165,280
$204,815	Total Long-Term Investments (cost $215,507,571)			226,606,772

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3%
	MUNICIPAL BONDS – 1.3%
	Health Care – 0.8%
$2,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Variable Rate Demand Obligations, Series 2014D, 1.400%, 7/01/48 (6)	8/19 at 100.00	A-1+	$2,010,000
	Housing/Multifamily – 0.5%
1,175	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Variable Rate Demand Obligations, Series 2015C-3, 1.420%, 11/15/45 (6)	8/19 at 100.00	A-1+	1,175,000
$3,185	Total Short-Term Investments (cost $3,185,000)			3,185,000
	Total Investments (cost $218,692,571) – 95.6%			229,791,772
	Floating Rate Obligations – (0.7)%			(1,570,000)
	Other Assets Less Liabilities – 5.1%			12,232,420
	Net Assets – 100%			$240,454,192
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$226,606,772	$ —	$226,606,772
Short-Term Investments:
Municipal Bonds	—	3,185,000	—	3,185,000
Total	$ —	$229,791,772	$ —	$229,791,772

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 - Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.6%
	MUNICIPAL BONDS – 95.6%
	Education and Civic Organizations – 25.8%
	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music, Series 2016:
$1,260	5.000%, 10/01/39	10/26 at 100.00	A	$1,482,352
5,165	5.000%, 10/01/46	10/26 at 100.00	A	6,037,162
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2010R-1, 5.000%, 7/01/40	7/20 at 100.00	AA-	1,551,990
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2013S, 5.000%, 7/01/32	7/23 at 100.00	AA-	3,375,540
	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2017T:
2,350	5.000%, 7/01/39	7/27 at 100.00	AA-	2,810,529
1,020	5.000%, 7/01/42	7/27 at 100.00	AA-	1,214,198
5,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X, 5.000%, 10/01/48	10/23 at 100.00	Aa3	5,568,250
	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University Issue, Series 2018R:
1,195	5.000%, 10/01/37	10/28 at 100.00	A+	1,453,717
840	5.000%, 10/01/38	10/28 at 100.00	A+	1,019,172
1,000	5.000%, 10/01/39	10/28 at 100.00	A+	1,208,450
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 5.000%, 1/01/35	1/25 at 100.00	BBB+	3,350,760
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A:
1,510	5.250%, 1/01/42	1/27 at 100.00	BBB+	1,740,411
1,500	5.000%, 1/01/47	1/27 at 100.00	BBB+	1,696,545
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2017A:
1,600	5.000%, 1/01/37	1/28 at 100.00	BBB+	1,864,848
6,020	5.000%, 1/01/40	1/28 at 100.00	BBB+	6,954,003
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2018, 5.000%, 1/01/43	1/28 at 100.00	BBB+	2,299,220
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	2,810,075
2,055	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	2,387,704

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue, Series 2015H:
$550	3.500%, 7/01/35	7/25 at 100.00	AA	$569,883
235	5.000%, 7/01/37	7/25 at 100.00	AA	270,974
700	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017, 5.000%, 7/01/37	7/26 at 100.00	BBB-	781,543
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
1,125	5.000%, 3/01/39	3/24 at 100.00	A1	1,273,478
1,850	5.000%, 3/01/44	3/24 at 100.00	A1	2,085,745
1,550	Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy , Series 2014A, 5.000%, 9/01/43	9/23 at 100.00	AAA	1,730,683
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J, 5.250%, 10/01/39	10/23 at 100.00	BBB+	1,106,760
2,495	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33	7/25 at 100.00	AA	2,933,671
2,415	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA	2,617,643
610	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Refunding Series 2019, 5.000%, 7/01/37	7/29 at 100.00	Baa2	722,588
1,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2017, 5.000%, 4/01/36	10/27 at 100.00	AA-	1,824,390
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q, 5.000%, 8/15/38	8/25 at 100.00	Aa2	1,013,145
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Wheaton College, Series 2017H, 5.000%, 1/01/37	1/28 at 100.00	A3	1,178,880
	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
1,000	5.000%, 6/01/37	6/28 at 100.00	AA-	1,216,960
1,000	5.000%, 6/01/38	6/28 at 100.00	AA-	1,213,790
2,400	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A1	2,596,896
	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017B:
5,000	5.000%, 9/01/42	9/27 at 100.00	A1	5,870,950
5,000	5.000%, 9/01/45	9/27 at 100.00	A1	5,859,950
	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Refunding Series 2017:
700	5.000%, 7/01/35	7/27 at 100.00	Baa2	811,825
500	5.000%, 7/01/36	7/27 at 100.00	Baa2	577,835
2,345	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36	7/26 at 100.00	AA-	2,759,807

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	$3,022,236
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013:
2,500	5.000%, 7/01/20 (AMT)	No Opt. Call	AA	2,587,200
1,355	5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	1,461,096
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017A:
1,480	5.000%, 7/01/24 (AMT)	No Opt. Call	AA	1,698,596
1,150	5.000%, 7/01/26 (AMT)	No Opt. Call	AA	1,372,077
565	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	1/20 at 100.00	AA	576,119
580	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2011J, 5.625%, 7/01/33 (AMT)	7/21 at 100.00	AA	610,398
1,490	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2016J, 5.000%, 7/01/24 (AMT)	No Opt. Call	AA	1,710,073
1,000	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/27 (AMT)	1/25 at 100.00	AA	1,149,660
505	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	Baa2	506,611
7,500	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Lien Series 2013-1, 5.000%, 11/01/39	11/22 at 100.00	Aa2	8,232,825
2,500	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1, 5.000%, 11/01/40	11/25 at 100.00	Aa2	2,929,100
	University of Massachusetts Building Authority, Revenue Bonds, Refunding Senior Series 2019-1:
1,000	5.000%, 5/01/38	5/29 at 100.00	Aa2	1,241,440
2,000	5.000%, 5/01/39	5/29 at 100.00	Aa2	2,476,260
102,090	Total Education and Civic Organizations			117,416,013
	Health Care – 22.8%
5,915	Massachusetts Development Finance Agency Revenue Bonds, Children's Hospital Issue, Series 2014P, 5.000%, 10/01/46	10/24 at 100.00	AA	6,642,900
2,160	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series 2016I, 5.000%, 7/01/41	7/26 at 100.00	A-	2,449,051
2,340	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A+	2,588,040
6,000	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	7,079,700
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue, Series 2014N, 5.000%, 7/01/44	7/24 at 100.00	A+	3,514,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
$3,005	5.000%, 10/01/28	10/21 at 100.00	AA-	$3,219,166
500	5.000%, 10/01/30	10/21 at 100.00	AA-	535,045
3,905	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	4,315,025
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
2,000	5.000%, 7/01/32	7/26 at 100.00	BBB	2,302,900
1,625	5.000%, 7/01/36	7/26 at 100.00	BBB	1,850,778
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding Series 2016-I:
3,800	5.000%, 7/01/21	No Opt. Call	A-	4,037,728
1,675	5.000%, 7/01/30	7/26 at 100.00	A-	1,956,450
1,500	5.000%, 7/01/37	7/26 at 100.00	A-	1,714,950
1,935	5.000%, 7/01/38	7/26 at 100.00	A-	2,207,642
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1:
900	5.000%, 7/01/30	7/25 at 100.00	A-	1,032,471
1,000	5.000%, 7/01/32	7/25 at 100.00	A-	1,138,930
500	5.000%, 7/01/33	7/25 at 100.00	A-	567,935
4,100	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/48	7/28 at 100.00	A-	4,735,090
	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
1,925	5.000%, 12/01/41	12/26 at 100.00	A1	2,233,039
6,100	5.000%, 12/01/46	12/26 at 100.00	A1	7,051,173
	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F:
2,645	5.000%, 8/15/35	8/25 at 100.00	A	2,994,325
5,325	5.000%, 8/15/45	8/25 at 100.00	A	5,929,015
1,320	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43	7/23 at 100.00	BB+	1,437,995
	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250	4.000%, 7/01/41	7/26 at 100.00	AA-	1,354,475
2,250	5.000%, 7/01/41	7/26 at 100.00	AA-	2,611,957
4,950	5.000%, 7/01/47	7/26 at 100.00	AA-	5,721,160
6,330	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/41	1/28 at 100.00	AA-	6,938,629
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2014M-4, 5.000%, 7/01/44	7/23 at 100.00	AA-	2,758,025

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,000	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	BBB+	$1,095,600
3,800	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G, 5.000%, 7/01/44	7/23 at 100.00	BBB+	4,110,536
890	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%, 7/01/38	1/27 at 100.00	A-	1,016,834
	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L:
400	3.625%, 7/01/37	7/27 at 100.00	A-	409,244
1,855	5.000%, 7/01/44	7/27 at 100.00	A-	2,113,494
555	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/36	7/26 at 100.00	A-	636,330
500	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/44	1/29 at 100.00	BBB+	582,205
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
2,040	5.000%, 7/15/32	7/19 at 100.00	BB+	2,058,360
1,000	5.000%, 7/15/37	7/19 at 100.00	BB+	1,008,980
92,695	Total Health Care			103,950,057
	Housing/Multifamily – 0.3%
1,525	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	7/19 at 100.00	AA	1,529,301
	Long-Term Care – 1.1%
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017:
1,910	4.125%, 10/01/42, 144A	10/22 at 105.00	BB+	1,953,873
275	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	299,530
560	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	7/25 at 100.00	A+	637,017
240	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A-	244,416
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
240	5.250%, 1/01/26	1/23 at 100.00	BBB	264,504
790	5.750%, 1/01/28	1/23 at 100.00	BBB	886,040
400	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Inc, Refunding Series 2019, 5.000%, 10/01/39	10/24 at 104.00	BBB+	449,720
4,415	Total Long-Term Care			4,735,100
	Tax Obligation/General – 11.1%
1,045	Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%, 3/01/25	3/23 at 100.00	AAA	1,146,595
5,725	Boston, Massachusetts, General Obligation Bonds, Series 2018A, 5.000%, 5/01/36	5/28 at 100.00	AAA	7,108,274

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,750	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	2/20 at 100.00	AA	$1,794,748
640	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	Aa1	684,294
3,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/45	7/25 at 100.00	Aa1	3,462,330
1,190	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	1,343,355
3,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	Aa1	3,539,550
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/46	11/27 at 100.00	Aa1	5,931,350
	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2018A:
3,750	5.000%, 1/01/42	1/28 at 100.00	Aa1	4,480,987
2,490	5.000%, 1/01/45	1/28 at 100.00	Aa1	2,966,711
950	5.000%, 1/01/46	1/28 at 100.00	Aa1	1,131,004
11,110	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2019A, 5.250%, 1/01/44	1/29 at 100.00	Aa1	13,808,286
1,000	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2012, 5.000%, 5/15/35	5/22 at 100.00	Aa2	1,093,550
2,000	Quincy, Massachusetts, General Obligation Bonds, State Qualified Municipal Purpose Loan Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	2,101,560
42,650	Total Tax Obligation/General			50,592,594
	Tax Obligation/Limited – 16.7%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,355	5.000%, 11/15/27	11/25 at 100.00	BB	1,535,635
1,000	5.000%, 11/15/39	11/25 at 100.00	BB	1,093,390
2,505	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	2,612,239
870	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	BB	906,784
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,160	5.000%, 12/01/31	12/26 at 100.00	BB	1,307,007
2,000	5.000%, 12/01/46	12/26 at 100.00	BB	2,192,320
1,010	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014, 5.000%, 5/01/33 – BAM Insured	11/24 at 100.00	AA	1,172,327
500	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2017, 5.000%, 5/01/36	5/27 at 100.00	AA	597,010
6,345	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	6,929,311
2,500	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	AA	2,886,825
5,570	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41	7/27 at 100.00	AA	6,656,874

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,890	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B, 5.000%, 5/01/44	5/24 at 100.00	Aa2	$2,117,235
	Massachusetts College Building Authority, Project Revenue Bonds, Refunding Series 2003B:
2,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2	2,250,545
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,291,826
1,310	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2011A, 5.000%, 5/01/24	No Opt. Call	Aa2	1,532,346
1,145	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	Aa2	1,236,508
1,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Refunding Series 2015C, 5.000%, 8/15/37	8/25 at 100.00	AAA	1,932,843
3,125	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/38	5/23 at 100.00	AAA	3,471,781
1,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41	10/21 at 100.00	AAA	1,767,926
7,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018A, 5.250%, 2/15/48	2/28 at 100.00	AA+	8,515,780
1,270	Massachusetts State, Federal Highway Grant Anticipation Notes, Accelerated Bridge Program, Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	AA+	1,510,640
1,130	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Refunding Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	1,153,402
2,800	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	AA+	3,285,156
4,805	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%, 6/01/43	12/27 at 100.00	AA+	5,755,093
4,000	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Programs, Series 2018A, 5.250%, 6/01/43	6/28 at 100.00	AA+	4,920,320
800	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2012A, 4.000%, 6/01/35	6/21 at 100.00	AA+	830,864
3,500	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	AA+	4,045,475
2,677	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.550%, 7/01/40	7/28 at 100.00	N/R	2,666,131
66,717	Total Tax Obligation/Limited			76,173,593
	Transportation – 4.1%
1,840	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	1,874,886
1,500	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	AA	1,760,325
2,000	Massachusetts Port Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	2,073,900
2,750	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/32	7/22 at 100.00	AA	3,016,200
1,780	Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AA	2,050,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
$1,425	5.000%, 7/01/40	7/25 at 100.00	AA	$1,652,088
2,000	5.000%, 7/01/45	7/25 at 100.00	AA	2,309,460
2,600	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (AMT)	7/19 at 100.00	A1	2,607,462
500	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	532,180
840	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	889,022
17,235	Total Transportation			18,765,763
	U.S. Guaranteed – 5.8% (4)
1,110	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	AA	1,127,882
1,000	Boston Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Senior Lien Series 2010A, 5.000%, 11/01/30 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+	1,014,590
1,435	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	1,502,560
1,270	Massachusetts Development Finance Agency, Revenue Bonds, Bentley University, Series 2010, 5.000%, 7/01/28 (Pre-refunded 7/01/20)	7/20 at 100.00	A2	1,318,882
1,015	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2008U-4, 5.600%, 10/01/35 (Pre-refunded 10/01/19)	10/19 at 100.00	Aa3	1,028,916
1,650	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29 (Pre-refunded 10/01/19)	10/19 at 100.00	Aa3	1,669,421
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A:
910	5.000%, 1/01/40 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R	928,901
90	5.000%, 1/01/40 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+	91,869
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2010B-1, 5.000%, 10/15/40 (Pre-refunded 10/15/20)	10/20 at 100.00	AAA	3,146,190
933	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series 2013A, 6.250%, 11/15/28 (Pre-refunded 11/15/23), 144A	11/23 at 100.00	N/R	1,090,061
1,000	Massachusetts Development Finance Agency, Revenue Bonds, SABIS International Charter School, Series 2009A, 8.000%, 4/15/39 (Pre-refunded 10/15/19)	10/19 at 100.00	BBB	1,023,730
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA	1,072,510
3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37 (Pre-refunded 4/01/21)	4/21 at 100.00	Aa3	3,742,550
2,065	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R	2,071,670
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 (Pre-refunded 11/15/19) – AGC Insured	11/19 at 100.00	AA	1,016,540

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc, Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	N/R	$312,030
800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2016-XL0017, 11.062%, 12/15/34 (Pre-refunded 12/15/19), 144A (IF) (5)	12/19 at 100.00	AAA	846,152
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lesley University, Series 2009A, 5.000%, 7/01/29 (Pre-refunded 7/01/19) – AGC Insured	7/19 at 100.00	AA	1,002,710
995	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R	998,254
1,500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 (Pre-refunded 11/15/20) – AGC Insured	11/20 at 100.00	AA	1,577,535
25,568	Total U.S. Guaranteed			26,582,953
	Utilities – 0.7%
2,900	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – NPFG Insured	7/19 at 100.00	Baa2	2,933,350
	Water and Sewer – 7.2%
590	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	598,945
4,000	Boston Water and Sewer Commission, Massachusetts, General Revenue Bonds, Senior Series 2018A, 4.000%, 11/01/40	5/26 at 100.00	AA+	4,367,560
3,475	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	3,845,956
2,700	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015, 5.000%, 2/01/45	2/24 at 100.00	AAA	3,046,167
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	7/19 at 100.00	AAA	60,167
1,820	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Green Series 2016C, 5.000%, 8/01/40	8/26 at 100.00	AA+	2,157,610
	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2016B:
2,005	4.000%, 8/01/40	8/26 at 100.00	AA+	2,186,392
1,000	5.000%, 8/01/40	8/26 at 100.00	AA+	1,185,500
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AA+	1,006,170
	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2017B:
1,000	5.000%, 8/01/39	8/27 at 100.00	AA+	1,204,180
1,870	5.000%, 8/01/42	8/27 at 100.00	AA+	2,236,875
8,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2019B, 5.000%, 8/01/44	8/29 at 100.00	AA+	9,831,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,010	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2017C, 5.000%, 4/15/33	4/27 at 100.00	AA	$1,231,059
28,530	Total Water and Sewer			32,958,181
$384,325	Total Long-Term Investments (cost $413,849,278)			435,636,905

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3%
	MUNICIPAL BONDS – 1.3%
	Transportation – 1.3%
$6,100	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Variable Rate Demand Obligations, Refunding Senior Lien Series 2010A, 1.450%, 1/01/37 (6)	8/19 at 100.00	A-1	$6,100,000
$6,100	Total Short-Term Investments (cost $6,100,000)			6,100,000
	Total Investments (cost $419,949,278) – 96.9%			441,736,905
	Other Assets Less Liabilities – 3.1%			13,962,643
	Net Assets – 100%			$455,699,548
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$435,636,905	$ —	$435,636,905
Short-Term Investments:
Municipal Bonds	—	6,100,000	—	6,100,000
Total	$ —	$441,736,905	$ —	$441,736,905

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.6%
	MUNICIPAL BONDS – 95.6%
	Consumer Discretionary – 0.2%
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$935	5.000%, 1/01/32	7/19 at 100.00	Caa2	$723,512
240	5.125%, 1/01/37	7/19 at 100.00	Caa2	174,207
1,175	Total Consumer Discretionary			897,719
	Consumer Staples – 3.0%
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,005	4.000%, 6/01/37	6/28 at 100.00	A-	4,186,667
325	5.000%, 6/01/46	6/28 at 100.00	BBB+	363,925
3,660	5.250%, 6/01/46	6/28 at 100.00	BBB+	4,180,782
2,260	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	2,416,934
10,250	Total Consumer Staples			11,148,308
	Education and Civic Organizations – 18.1%
	Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Project, Series 2019:
3,000	5.000%, 7/01/44	7/29 at 100.00	Aa2	3,706,290
2,000	4.000%, 7/01/48	7/29 at 100.00	Aa2	2,227,200
225	New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	BBB-	252,110
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
2,780	4.000%, 7/15/37	7/27 at 100.00	BBB-	2,849,667
100	5.000%, 7/15/47	7/27 at 100.00	BBB-	110,438
100	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	105,739
870	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	1,023,920
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2017:
170	5.000%, 6/01/32	12/27 at 100.00	A	205,433
285	3.000%, 6/01/32	12/27 at 100.00	A	292,199

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
$770	5.000%, 7/01/38	7/23 at 100.00	AA-	$850,735
1,015	5.000%, 7/01/43	7/23 at 100.00	AA-	1,118,094
1,840	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey, Refunding Series 2016F, 3.000%, 7/01/40	7/26 at 100.00	AA-	1,844,140
1,800	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	1,931,940
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2015D:
2,000	5.000%, 7/01/31	7/25 at 100.00	AA-	2,332,600
1,055	3.750%, 7/01/33	7/25 at 100.00	AA-	1,107,022
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Refunding Series 2012B:
525	5.000%, 7/01/37	7/22 at 100.00	A	568,922
100	5.000%, 7/01/42	7/22 at 100.00	A	108,149
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
250	5.000%, 7/01/32	7/21 at 100.00	Baa2	260,550
230	5.000%, 7/01/37	7/21 at 100.00	Baa2	238,354
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
360	3.750%, 7/01/37	7/27 at 100.00	Baa2	361,829
1,320	4.000%, 7/01/42	7/27 at 100.00	Baa2	1,347,139
2,445	5.000%, 7/01/47	7/27 at 100.00	Baa2	2,714,268
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C, 5.000%, 7/01/32	7/25 at 100.00	A-	1,408,591
710	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	A-	787,660
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C:
220	3.000%, 7/01/37	7/26 at 100.00	A-	221,445
1,875	3.000%, 7/01/41	7/26 at 100.00	A-	1,870,669
2,630	3.000%, 7/01/46	7/26 at 100.00	A-	2,595,363
1,085	4.000%, 7/01/46	7/26 at 100.00	A-	1,156,393
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A:
1,000	5.000%, 7/01/42	7/27 at 100.00	A-	1,168,790
1,310	5.000%, 7/01/47	7/27 at 100.00	A-	1,523,464
500	4.000%, 7/01/47	7/27 at 100.00	A-	534,990
1,375	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2017B, 5.000%, 7/01/47 – AGM Insured	7/27 at 100.00	AA	1,604,474

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A:
$3,000	3.750%, 12/01/31 (AMT)	6/28 at 100.00	Aaa	$3,207,450
420	4.000%, 12/01/35 (AMT)	6/28 at 100.00	Aaa	451,004
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
3,000	2.750%, 12/01/27 (AMT)	12/25 at 100.00	Aaa	3,047,970
2,470	3.500%, 12/01/32 (AMT)	12/25 at 100.00	Aaa	2,569,664
570	4.000%, 12/01/39 (AMT)	12/25 at 100.00	Aaa	598,004
1,630	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 3.750%, 12/01/33 (AMT)	12/26 at 100.00	Aaa	1,711,304
275	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	Aaa	279,628
510	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aaa	534,939
920	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26 (AMT)	12/22 at 100.00	Aaa	977,215
400	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	Aaa	441,840
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A:
1,125	3.625%, 12/01/25 (AMT)	12/22 at 100.00	Aaa	1,176,671
570	4.000%, 12/01/28 (AMT)	12/22 at 100.00	Aaa	600,432
905	4.000%, 12/01/31 (AMT)	12/22 at 100.00	Aaa	938,684
950	4.125%, 12/01/35 (AMT)	12/22 at 100.00	Aaa	983,431
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1:
1,185	4.250%, 12/01/32 (AMT)	12/23 at 100.00	Aaa	1,249,594
1,185	4.500%, 12/01/36 (AMT)	12/23 at 100.00	Aaa	1,257,652
2,230	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30 (AMT)	12/24 at 100.00	Aaa	2,375,017
1,715	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47 (AMT)	12/26 at 100.00	Aaa	1,821,879
990	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	A1	1,069,448
3,000	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	3,436,680
1,000	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	Aa3	1,111,130
63,220	Total Education and Civic Organizations			68,268,213

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Financials – 0.3%
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
$545	5.750%, 10/01/21	No Opt. Call	Ba2	$570,855
500	6.500%, 4/01/28	No Opt. Call	Ba2	589,085
1,045	Total Financials			1,159,940
	Health Care – 12.7%
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
1,720	5.000%, 2/15/25	2/24 at 100.00	BBB+	1,950,428
2,000	5.000%, 2/15/33	2/24 at 100.00	BBB+	2,208,660
800	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	879,456
195	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/19 at 100.00	AA-	195,564
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
815	6.000%, 7/01/26	7/21 at 100.00	BB+	871,056
700	6.250%, 7/01/35	7/21 at 100.00	BB+	748,076
1,545	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/19 at 100.00	BB+	1,549,496
400	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	7/22 at 100.00	AA-	439,856
490	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	522,825
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	2,273,620
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
3,145	5.000%, 7/01/28	7/27 at 100.00	AA-	3,907,820
2,040	5.000%, 7/01/57	7/27 at 100.00	AA-	2,355,894
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A:
595	5.000%, 7/01/45	7/24 at 100.00	A+	651,805
1,000	4.000%, 7/01/45	7/24 at 100.00	A+	1,039,580
4,420	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%, 7/01/41	7/26 at 100.00	AA-	4,733,466
4,820	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA-	5,618,337
570	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	AA-	637,066

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
$460	5.000%, 7/01/32	7/26 at 100.00	AA	$548,311
575	5.000%, 7/01/33	7/26 at 100.00	AA	683,687
600	5.000%, 7/01/34	7/26 at 100.00	AA	711,162
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
2,000	5.000%, 7/01/39	7/24 at 100.00	AA-	2,277,380
630	5.000%, 7/01/43	7/24 at 100.00	AA-	716,801
780	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	AA-	906,719
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
2,710	3.000%, 7/01/32	7/26 at 100.00	BBB-	2,644,228
235	4.000%, 7/01/34	7/26 at 100.00	BBB-	248,162
3,085	5.000%, 7/01/41	7/26 at 100.00	BBB-	3,418,704
1,685	4.000%, 7/01/48	7/26 at 100.00	BBB-	1,735,853
460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	478,170
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
1,500	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	1,585,260
1,255	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,405,111
43,230	Total Health Care			47,942,553
	Housing/Multifamily – 5.7%
600	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	BBB-	654,414
1,770	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BBB-	1,881,244
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
1,770	4.350%, 11/01/33 (AMT)	11/22 at 100.00	AA	1,858,128
1,015	4.600%, 11/01/38 (AMT)	11/22 at 100.00	AA	1,064,116
1,010	4.750%, 11/01/46 (AMT)	11/22 at 100.00	AA	1,059,248
3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	AA-	3,026,850
1,560	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	1,625,146
1,135	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016A, 3.750%, 11/01/45	11/25 at 100.00	AA-	1,168,653

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$2,055	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B, 3.600%, 11/01/40	11/25 at 100.00	AA-	$2,111,738
875	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2017D, 3.900%, 11/01/32 (AMT)	5/26 at 100.00	AA-	928,156
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2018A:
1,915	3.600%, 11/01/33	11/27 at 100.00	AA-	2,022,087
1,865	3.875%, 11/01/38	11/27 at 100.00	AA-	1,979,418
1,000	3.950%, 11/01/43	11/27 at 100.00	AA-	1,055,290
650	4.000%, 11/01/48	11/27 at 100.00	AA-	688,558
500	4.100%, 11/01/53	11/27 at 100.00	AA-	527,885
20,720	Total Housing/Multifamily			21,650,931
	Housing/Single Family – 2.2%
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A:
2,215	3.600%, 4/01/33	10/27 at 100.00	AA	2,342,562
1,380	3.750%, 10/01/35	10/27 at 100.00	AA	1,461,144
1,190	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32 (AMT)	10/27 at 100.00	AA	1,257,044
3,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49	4/28 at 100.00	AA	3,183,930
7,785	Total Housing/Single Family			8,244,680
	Long-Term Care – 1.4%
3,010	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	7/19 at 100.00	N/R	3,010,271
150	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	155,100
1,205	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	1,261,394
405	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB-	434,180
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	514,120
5,270	Total Long-Term Care			5,375,065
	Tax Obligation/General – 9.3%
3,000	Bergen County, New Jersey, General Obligation Bonds, Bond Anticipation Bond Series 2019, 3.000%, 6/12/20 (WI/DD, Settling 6/12/19)	No Opt. Call	N/R	3,047,190
1,775	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014, 5.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	2,028,310
685	Cumberland County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Vineland Public Safety Building Project, Series 2017, 3.250%, 12/15/37	12/27 at 100.00	AA	702,872

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$180	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series 2017, 3.250%, 12/15/38	12/27 at 100.00	AA	$185,468
1,380	Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018, 3.375%, 3/01/34 – BAM Insured	3/28 at 100.00	AA	1,449,359
	Hudson County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bonds, Guttenberg General Obligation Bond Project, Series 2018:
125	3.250%, 8/01/34	8/25 at 100.00	AA	129,050
340	5.000%, 8/01/42	8/25 at 100.00	AA	390,242
1,500	Hudson County Improvement Authority, New Jersey, General Obligation Bonds, Local Unit Loan Program, County Guaranteed Pooled Notes, Series 2019B-1, 3.000%, 5/22/20	No Opt. Call	N/R	1,521,570
5,000	Middlesex County, New Jersey, General Obligation Bonds, Bond Anticipation Note Series 2019, 3.000%, 6/05/20 (WI/DD, Settling 6/06/19)	No Opt. Call	N/R	5,077,950
525	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA-	545,506
1,000	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 8/01/24	8/22 at 100.00	AA-	1,076,130
610	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 3/01/38	3/25 at 100.00	AA-	699,871
	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A:
330	3.750%, 1/01/33	1/24 at 100.00	AAA	344,685
220	5.000%, 1/01/37	1/24 at 100.00	AAA	250,745
610	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	A+	669,835
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016A:
1,885	5.000%, 9/01/32 – BAM Insured	9/26 at 100.00	AA	2,244,055
1,325	5.000%, 9/01/39 – BAM Insured	9/26 at 100.00	AA	1,545,109
565	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016B, 3.000%, 9/01/39 – AGM Insured	9/26 at 100.00	AA	569,786
1,000	New Brunswick, New Jersey, General Obligation Bonds, Cultural Center Project, Series 2017, 4.000%, 9/15/44 – AGM Insured	9/27 at 100.00	AA	1,090,250
450	South Brunswick Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 12/01/23	6/22 at 100.00	AA+	483,691
3,685	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc., Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (AMT)	12/21 at 100.00	AA+	3,989,197
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	2,672,716
4,000	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017, 3.000%, 3/01/27	9/25 at 100.00	Aaa	4,268,480
32,705	Total Tax Obligation/General			34,982,067

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 21.0%
$650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	$810,166
420	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds, County Guaranteed, Series 2016A, 2.500%, 10/01/31	4/26 at 100.00	Aa1	419,815
1,000	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds, Note Series 2019B, 2.750%, 4/17/20	No Opt. Call	N/R	1,011,040
3,655	Camden County Improvement Authority, New Jersey, County Guaranteed Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37	12/28 at 100.00	AA	3,794,036
820	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aaa	928,962
2,060	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	2,588,946
1,050	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	1,103,350
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016:
6,490	5.000%, 5/01/46 (UB) (4)	5/26 at 100.00	AA	7,509,125
1,000	5.250%, 5/01/51	5/26 at 100.00	AA	1,168,720
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,385	5.000%, 6/15/19	No Opt. Call	BBB+	1,386,357
350	5.000%, 6/15/21	No Opt. Call	BBB+	371,444
2,870	5.000%, 6/15/25	6/22 at 100.00	BBB+	3,099,772
450	5.000%, 6/15/28	6/22 at 100.00	BBB+	483,309
1,815	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	1,836,490
4,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	A-	4,441,000
1,500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26	6/24 at 100.00	A-	1,677,630
2,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	A-	2,312,720
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
225	5.000%, 6/15/29	6/26 at 100.00	A+	261,527
125	5.000%, 6/15/30	6/26 at 100.00	A+	144,514
2,770	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31	6/26 at 100.00	A+	3,186,913
14,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A-	9,919,373
1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A-	2,128,988

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
$6,925	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	$4,575,140
4,765	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	3,041,499
1,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	612,370
1,510	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A-	1,730,264
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
1,325	5.250%, 6/15/36	6/21 at 100.00	A-	1,396,484
2,830	5.000%, 6/15/42	6/21 at 100.00	A-	2,956,473
140	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	A-	151,341
1,035	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 4.250%, 12/15/38	12/28 at 100.00	A-	1,108,164
600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 4.500%, 6/15/49	12/28 at 100.00	A-	644,244
1,140	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36	5/25 at 100.00	AA	1,201,617
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012:
1,330	5.000%, 5/01/21	No Opt. Call	Aa2	1,413,604
1,715	3.500%, 5/01/35	5/22 at 100.00	Aa2	1,752,610
4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured	No Opt. Call	Aaa	4,396,240
3,000	Union County Improvement Authority, New Jersey, Lease Revenue Bonds, Plainfield - Park Madison Redevelopment Project, Refunding Series 2013, 5.000%, 3/01/34 (UB) (4)	No Opt. Call	AA+	3,803,550
82,155	Total Tax Obligation/Limited			79,367,797
	Transportation – 11.4%
1,100	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	1,198,527
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
360	5.000%, 1/01/34	1/24 at 100.00	A1	405,043
1,510	4.125%, 1/01/39	1/24 at 100.00	A1	1,598,139
2,000	5.000%, 1/01/44	1/24 at 100.00	A1	2,229,860
1,635	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015, 4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	1,776,493
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
1,000	5.000%, 7/01/42	7/27 at 100.00	A1	1,182,340
3,115	5.000%, 7/01/47	7/27 at 100.00	A1	3,674,485

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$500	Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/26	7/22 at 100.00	A1	$549,190
1,760	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A+	1,976,639
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,000	5.000%, 1/01/24	1/23 at 100.00	A	1,106,820
1,095	5.000%, 1/01/26	1/23 at 100.00	A	1,208,858
1,070	5.000%, 1/01/27	1/23 at 100.00	A	1,179,119
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,260	5.000%, 7/01/23 (AMT)	No Opt. Call	BBB	1,411,049
1,490	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	AA	1,664,419
1,255	5.625%, 1/01/52 (AMT)	1/24 at 100.00	BBB	1,409,666
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
400	5.125%, 9/15/23 (AMT)	8/22 at 101.00	BB	432,092
1,025	5.250%, 9/15/29 (AMT)	8/22 at 101.00	BB	1,124,128
300	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	BB	344,364
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
3,085	5.000%, 10/01/37 (AMT)	10/27 at 100.00	Ba1	3,434,160
2,490	5.000%, 10/01/47 (AMT)	10/27 at 100.00	Ba1	2,751,699
1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	1,693,692
1,385	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,543,818
1,870	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43	7/22 at 100.00	A+	2,040,151
1,810	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	2,050,024
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
1,645	5.750%, 12/01/22 – NPFG Insured (AMT)	7/19 at 100.00	BBB+	1,704,845
3,150	5.750%, 12/01/25 – NPFG Insured (AMT)	7/19 at 100.00	BBB+	3,269,574
38,610	Total Transportation			42,959,194
	U.S. Guaranteed – 7.0% (5)
5	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured (ETM)	No Opt. Call	Aaa	5,661

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
$2,055	5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	$2,143,139
1,100	5.875%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	1,148,532
1,840	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2009A, 5.500%, 9/01/36 (Pre-refunded 9/01/19) – AGC Insured	9/19 at 100.00	AA	1,858,308
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
195	3.750%, 7/01/27 (ETM)	No Opt. Call	N/R	219,094
1,125	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,242,889
1,095	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,209,745
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center Obligated Group Issue, Refunding Series 2013:
140	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	160,318
660	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	757,192
80	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	92,397
360	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	416,556
360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	390,301
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St Clare's Hospital, Series 2004A, 5.250%, 7/01/20 – AGC Insured (ETM)	No Opt. Call	AA	879,307
1,935	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31 (Pre-refunded 10/01/19)	10/19 at 100.00	A-	1,961,509
435	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	481,967
3,560	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35 (Pre-refunded 1/01/20)	1/20 at 100.00	A+	3,633,941
3,150	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	3,490,105
2,750	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	A3	2,822,380
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A:
570	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	629,913
70	5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	77,358
900	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42 (Pre-refunded 5/01/20)	5/20 at 100.00	Aa2	929,295

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011:
$875	5.125%, 1/15/28 (Pre-refunded 1/15/21)	1/21 at 100.00	AA	$927,106
875	5.250%, 1/15/30 (Pre-refunded 1/15/21)	1/21 at 100.00	AA	928,848
24,980	Total U.S. Guaranteed			26,405,861
	Utilities – 1.8%
2,430	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2015, 5.250%, 7/01/45 (AMT), 144A	7/20 at 100.00	BB-	2,451,870
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
500	5.000%, 6/15/37 (AMT)	6/22 at 100.00	Baa2	530,995
1,000	5.125%, 6/15/43 (AMT)	6/22 at 100.00	Baa2	1,063,200
960	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2010D, 4.875%, 11/01/29 (AMT)	11/20 at 100.00	A+	996,029
695	Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37	No Opt. Call	AA	906,266
705	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB-	759,842
6,290	Total Utilities			6,708,202
	Water and Sewer – 1.5%
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
1,045	5.000%, 10/01/23	No Opt. Call	A+	1,188,071
2,175	4.250%, 10/01/47 (AMT)	10/22 at 100.00	A+	2,251,190
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A:
930	5.000%, 6/01/27	6/22 at 100.00	A+	1,015,216
1,145	5.000%, 6/01/42	6/22 at 100.00	A+	1,238,295
5,295	Total Water and Sewer			5,692,772
$342,730	Total Long-Term Investments (cost $339,564,071)			360,803,302

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 6.3%
	MUNICIPAL BONDS – 6.3%
	Education and Civic Organizations – 2.4%
$9,310	Rutgers State University, New Jersey, Revenue Bonds, Variable Rate Demand Obligations, Series 2009G, 2.190%, 5/01/39 (6)	9/19 at 100.00	A-1	$9,310,000
	Health Care – 1.6%
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health, Variable Rate Demand Obligations, Series 2009B, 2.100%, 7/01/43 (6)	8/19 at 100.00	A-1	5,000,000
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health, Variable Rate Demand Obligations, Series 2009C, 2.050%, 7/01/43 (6)	8/19 at 100.00	A-1	1,000,000
6,000	Total Health Care			6,000,000
	Housing/Multifamily – 2.3%
8,600	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Variable Rate Demand Obligations, Series 2013-5, 1.420%, 11/01/46 (AMT) (6)	8/19 at 100.00	A-1	8,600,000
$23,910	Total Short-Term Investments (cost $23,910,000)			23,910,000
	Total Investments (cost $363,474,071) – 101.9%			384,713,302
	Floating Rate Obligations – (2.0)%			(7,590,000)
	Other Assets Less Liabilities – 0.1% (7)			463,723
	Net Assets – 100%			$377,587,025
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Long Bond	Short	(33)	9/19	$(5,072,719)	$(4,913,561)	$(159,158)	$(42,281)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$360,803,302	$ —	$360,803,302
Short-Term Investments:
Municipal Bonds	—	23,910,000	—	23,910,000
Investments in Derivatives:
Futures Contracts*	(159,158)	—	—	(159,158)
Total	$(159,158)	$384,713,302	$ —	$384,554,144

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 - Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen New York Municipal Bond Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 94.7%
	MUNICIPAL BONDS – 94.7%
	Consumer Staples – 3.8%
$15,110	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	7/19 at 100.00	BB+	$15,109,698
101,105	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50	7/19 at 14.37	N/R	10,048,826
1,850	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/19 at 100.00	B-	1,816,515
450	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	7/19 at 100.00	B-	432,941
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1:
1,925	5.625%, 6/01/35	No Opt. Call	BBB	2,063,561
6,885	5.750%, 6/01/43	No Opt. Call	BBB	7,884,082
1,565	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	1,611,496
3,000	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,927,640
131,890	Total Consumer Staples			41,894,759
	Education and Civic Organizations – 13.5%
	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
265	5.000%, 4/01/20	7/19 at 100.00	B	265,183
1,000	5.000%, 4/01/27	7/19 at 100.00	B	1,000,360
290	5.000%, 4/01/37	7/19 at 100.00	B	288,289
2,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B+	2,262,971
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
1,630	5.000%, 4/01/33	4/23 at 100.00	BBB-	1,746,920
1,250	5.500%, 4/01/43	4/23 at 100.00	BBB-	1,346,138
	Build New York City Resource Corporation, New York, Revenue Bonds, Children's Aid Society Project, Series 2015:
2,500	5.000%, 7/01/40	7/25 at 100.00	A+	2,872,325
2,500	5.000%, 7/01/45	7/25 at 100.00	A+	2,862,375

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York - Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
$1,000	5.000%, 6/01/38	6/24 at 100.00	Aa2	$1,137,330
4,050	5.000%, 6/01/43	6/24 at 100.00	Aa2	4,554,549
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
2,240	5.000%, 11/01/39	11/24 at 100.00	BB	2,350,118
1,000	5.500%, 11/01/44	11/24 at 100.00	BB	1,067,750
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
1,050	5.000%, 4/15/33	4/23 at 100.00	BB+	1,100,222
1,875	5.000%, 4/15/43	4/23 at 100.00	BB+	1,939,388
1,750	Dormitory Authority of the State of New York, Brooklyn Law School Revenue Bonds, Series 2009, 5.750%, 7/01/33	7/19 at 100.00	Baa1	1,755,705
595	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	A-	684,988
	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007:
1,670	5.250%, 7/01/29 – FGIC Insured	No Opt. Call	Baa2	2,051,011
735	5.250%, 7/01/34 – FGIC Insured	No Opt. Call	Baa2	926,850
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Refunding Series 2013A, 5.000%, 7/01/27	7/23 at 100.00	Aa3	1,695,975
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Refunding Series 2015A, 5.000%, 7/01/43	7/25 at 100.00	A1	1,845,392
85	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – NPFG Insured	7/19 at 100.00	Baa2	85,242
7,740	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	8,197,279
750	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.625%, 11/01/32 – AGM Insured	5/21 at 100.00	AA	805,590
2,760	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A-	3,137,568
4,590	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	5,186,103
1,055	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	Aa2	1,477,179
3,450	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	Aa2	4,054,888
1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	Aa2	1,811,670

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2019A:
$8,000	5.000%, 7/01/42	7/29 at 100.00	Aa2	$9,889,600
11,215	5.000%, 7/01/49	7/29 at 100.00	Aa2	13,753,964
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,242,372
5,000	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A, 5.000%, 7/01/44	7/24 at 100.00	A2	5,607,300
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	3,763,501
3,040	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	2,779,685
760	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB	844,292
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
4,000	5.000%, 1/01/31 – AMBAC Insured	7/19 at 100.00	BBB	4,009,880
1,060	5.000%, 1/01/39 – AMBAC Insured	7/19 at 100.00	BBB	1,077,797
1,795	4.750%, 1/01/42 – AMBAC Insured	7/19 at 100.00	BBB	1,821,404
5,170	5.000%, 1/01/46 – AMBAC Insured	7/19 at 100.00	BBB	5,248,274
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
720	5.000%, 3/01/31 – FGIC Insured	7/19 at 100.00	Baa1	725,414
2,500	5.000%, 3/01/36 – NPFG Insured	7/19 at 100.00	Baa1	2,505,750
2,140	4.500%, 3/01/39 – FGIC Insured	7/19 at 100.00	Baa1	2,142,803
1,150	4.750%, 3/01/46 – NPFG Insured	7/19 at 100.00	Baa1	1,151,380
2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Carnegie Hall, Series 2009A, 5.000%, 12/01/39	12/19 at 100.00	A+	2,032,800
740	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	AA	779,028
5,375	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33	8/23 at 100.00	AA-	6,043,972
	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2014A:
3,800	5.000%, 8/01/38	8/23 at 100.00	AA-	4,248,742
10,000	5.000%, 8/01/43	8/23 at 100.00	AA-	11,151,900
	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012:
1,000	5.000%, 7/01/32	7/22 at 100.00	Baa2	1,075,410
1,745	5.000%, 7/01/42	7/22 at 100.00	Baa2	1,855,581
1,600	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A3	1,664,032

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Yonkers Economic Development Corporation, New York, Revenue Bonds, Charter School Educational Excellence Project, Series 2010A:
$1,160	6.000%, 10/15/30	10/20 at 100.00	BB+	$1,201,064
2,300	6.250%, 10/15/40	10/20 at 100.00	BB+	2,374,704
133,540	Total Education and Civic Organizations			147,500,007
	Financials – 1.1%
5,710	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	7,525,723
3,475	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	4,743,062
9,185	Total Financials			12,268,785
	Health Care – 2.4%
550	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A	567,957
2,300	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43	5/25 at 100.00	A-	2,599,092
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015, 5.000%, 12/01/29, 144A	6/25 at 100.00	BBB-	1,146,020
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	230,236
	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vassar Brothers Medical Center Facility, Series 2005:
545	5.500%, 4/01/30	10/20 at 100.00	AA	572,735
950	5.500%, 4/01/34	10/20 at 100.00	AA	998,117
	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc Project, Series 2016B:
2,000	4.000%, 7/01/41	7/26 at 100.00	A-	2,128,660
1,325	5.000%, 7/01/46	7/26 at 100.00	A-	1,509,798
375	Monroe County Industrial Development Corporation Tax-Exempt Revenue Bonds, New York, Highland Hospital of Rochester Project, Series 2015, 5.000%, 7/01/34	7/25 at 100.00	A	427,493
	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010:
2,720	5.750%, 8/15/35	2/21 at 100.00	AA	2,917,880
5,000	5.500%, 8/15/40	2/21 at 100.00	AA	5,316,750
1,395	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42	12/22 at 100.00	A-	1,503,168
1,715	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A-	1,833,747
1,000	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	1,111,670

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,835	Yonkers Industrial Development Agency, New York, Revenue Bonds, St John's Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/19 at 100.00	B-	$1,822,926
975	Yonkers Industrial Development Agency, New York, Revenue Bonds, St John's Riverside Hospital, Series 2001B, 7.125%, 7/01/31	7/19 at 100.00	B-	968,584
23,885	Total Health Care			25,654,833
	Housing/Multifamily – 0.3%
95	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	7/19 at 100.00	AA	95,332
855	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA+	881,368
1,525	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (AMT)	7/19 at 100.00	Aa1	1,527,379
1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (AMT)	7/19 at 100.00	Aa1	1,001,790
3,475	Total Housing/Multifamily			3,505,869
	Industrials – 1.5%
2,145	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014, 5.000%, 1/01/35 (AMT), 144A	1/25 at 100.00	N/R	2,341,268
13,070	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	14,291,914
15,215	Total Industrials			16,633,182
	Long-Term Care – 0.3%
650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	7/19 at 100.00	A2	651,105
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
455	5.800%, 7/01/23	7/19 at 100.00	N/R	447,283
395	6.100%, 7/01/28	7/19 at 100.00	N/R	382,273
210	6.200%, 7/01/33	7/19 at 100.00	N/R	200,586
1,225	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc Project, Refunding Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB-	1,286,103
2,935	Total Long-Term Care			2,967,350
	Tax Obligation/General – 7.6%
	Nassau County, New York, General Obligation Bonds, General Improvement Series 2016C:
2,000	5.000%, 4/01/39 – BAM Insured	4/26 at 100.00	AA	2,334,280
1,000	5.000%, 4/01/40 – BAM Insured	4/26 at 100.00	AA	1,164,290
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
1,900	5.000%, 10/01/30	10/22 at 100.00	Aa1	2,108,753
1,915	5.000%, 10/01/31	10/22 at 100.00	Aa1	2,123,390
3,000	5.000%, 10/01/33	10/22 at 100.00	Aa1	3,318,360

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
$1,810	5.000%, 3/01/32	3/23 at 100.00	Aa1	$2,022,548
6,100	5.000%, 3/01/37	3/23 at 100.00	Aa1	6,783,993
2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	Aa1	2,263,860
2,500	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/32	8/24 at 100.00	Aa1	2,894,725
1,650	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	Aa1	1,955,927
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1:
10,420	5.000%, 3/01/39	3/28 at 100.00	Aa1	12,587,256
11,000	5.000%, 3/01/40	3/28 at 100.00	Aa1	13,238,170
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
14,420	5.000%, 4/01/40	4/28 at 100.00	Aa1	17,375,812
5,000	5.000%, 4/01/45	4/28 at 100.00	Aa1	5,994,300
6,670	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/34	10/21 at 100.00	Aa1	7,191,260
71,385	Total Tax Obligation/General			83,356,924
	Tax Obligation/Limited – 26.0%
72	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit, Series 2007A Sr. Bond, 0.000%, 8/01/40	No Opt. Call	N/R	63,217
	Dormitory Authority of the State of New York, Residential Institutions for Children Revenue Bonds, Series 2008-A1:
2,000	5.000%, 6/01/33	7/19 at 100.00	Aa1	2,005,220
2,500	5.000%, 6/01/38	7/19 at 100.00	Aa1	2,506,325
20	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA	20,228
5,955	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/34	3/21 at 100.00	AA+	6,294,078
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/37	2/22 at 100.00	AA+	1,085,520
3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C Group C, 5.000%, 3/15/44	3/24 at 100.00	AA+	3,396,870
6,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31	3/25 at 100.00	AA+	7,070,700
2,835	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%, 2/15/32	2/25 at 100.00	AA+	3,325,427
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%, 2/15/38	2/25 at 100.00	AA+	1,156,760
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017A, 5.000%, 2/15/37	2/27 at 100.00	AA+	8,353,450
2,825	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B Group A,B&C, 5.000%, 3/15/35	9/25 at 100.00	AA+	3,327,454

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,710	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A, 5.000%, 3/15/37	3/27 at 100.00	AA+	$3,251,214
15,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C, 4.000%, 3/15/45	3/28 at 100.00	AA+	16,580,700
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018E Group 4:
10,000	5.000%, 3/15/44	9/28 at 100.00	AA+	12,125,400
9,000	5.000%, 3/15/45	9/28 at 100.00	AA+	10,897,200
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,000	5.000%, 11/15/28	11/25 at 100.00	BB	2,257,420
2,000	5.000%, 11/15/32	11/25 at 100.00	BB	2,215,100
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A:
5,000	5.000%, 2/15/39	2/27 at 100.00	Aa2	5,946,450
5,710	5.000%, 2/15/42	2/27 at 100.00	Aa2	6,753,502
11,470	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	Aa2	12,151,777
8,335	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017A, 5.000%, 11/15/42	5/27 at 100.00	AA	9,910,232
5,450	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1, 5.000%, 11/15/47	11/27 at 100.00	AA	6,507,627
4,000	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,492,600
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A:
4,000	5.250%, 7/15/35	7/28 at 100.00	AA	5,029,080
4,200	5.250%, 7/15/36	7/28 at 100.00	AA	5,275,620
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1:
14,300	5.000%, 7/15/43	7/28 at 100.00	AA	17,207,476
3,000	5.000%, 7/15/45	7/28 at 100.00	AA	3,605,070
2,780	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36	7/28 at 100.00	AA	3,396,048
8,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	9,867,480
3,950	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	4,406,620
2,480	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36	5/24 at 100.00	AAA	2,835,409
5,715	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	6,512,414
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41	2/25 at 100.00	AAA	11,478,300

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36	8/26 at 100.00	AAA	$5,961,250
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
1,375	5.000%, 8/01/38	8/28 at 100.00	AAA	1,678,187
10,000	5.000%, 8/01/40	8/28 at 100.00	AAA	12,148,000
9,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.000%, 11/01/39	11/20 at 100.00	AAA	9,401,940
5,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (5)	No Opt. Call	AA+	5,687,935
5,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2011A-1, 5.000%, 4/01/31	4/21 at 100.00	AA+	5,307,500
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
454	4.500%, 7/01/34	7/25 at 100.00	N/R	466,485
4,407	5.000%, 7/01/58	7/28 at 100.00	N/R	4,391,796
	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit, Series 2007A Sr. Bond:
5,718	0.000%, 8/01/41	No Opt. Call	N/R	5,017,199
3,184	0.000%, 8/01/44	No Opt. Call	N/R	2,794,177
147	0.000%, 8/01/45	No Opt. Call	N/R	123,946
12,954	0.000%, 8/01/46	No Opt. Call	N/R	10,917,737
2,000	Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds, H Lee Dennison Building, Series 2013, 5.000%, 11/01/33	11/23 at 100.00	BBB+	2,198,900
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
5,750	5.000%, 1/01/29 (AMT)	1/26 at 100.00	A-	6,197,752
1,930	5.000%, 1/01/32 (AMT)	1/26 at 100.00	A-	2,055,315
1,250	5.000%, 1/01/34 (AMT)	1/26 at 100.00	A-	1,325,588
1,000	5.000%, 1/01/35 (AMT)	1/26 at 100.00	A-	1,057,800
5,430	5.000%, 1/01/36 (AMT)	1/26 at 100.00	A-	5,724,523
253,906	Total Tax Obligation/Limited			283,764,018
	Transportation – 19.2%
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57	5/27 at 100.00	AA-	1,763,235
960	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31	11/22 at 100.00	AA-	1,059,178
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/32	11/23 at 100.00	AA-	2,817,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B:
$2,000	5.250%, 11/15/38	5/24 at 100.00	AA-	$2,290,120
1,000	5.250%, 11/15/44	5/24 at 100.00	AA-	1,140,510
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1:
5,000	5.250%, 11/15/29	11/25 at 100.00	AA	6,043,000
8,610	5.250%, 11/15/31	11/25 at 100.00	AA	10,306,170
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	5.750%, 10/01/37 (6)	7/19 at 101.00	N/R	1,834,000
2,000	5.875%, 10/01/46 (6)	7/19 at 101.00	N/R	1,310,000
9,500	New York City, Industrial Development Agency, Senior Airport Facilities Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%, 7/01/28 (AMT)	7/22 at 100.00	BBB+	10,256,010
3,370	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	3,614,965
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A:
2,225	5.000%, 1/01/36	1/26 at 100.00	A2	2,612,083
8,515	5.000%, 1/01/46	1/26 at 100.00	A2	9,845,298
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
3,285	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB	3,471,522
12,260	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	12,892,739
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
8,900	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	10,542,762
3,635	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa3	4,278,431
13,685	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	15,030,509
3,330	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39	9/24 at 100.00	AA-	3,828,401
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
2,520	5.000%, 5/01/40	5/25 at 100.00	AA-	2,934,691
480	5.000%, 5/01/45	5/25 at 100.00	AA-	553,560
3,730	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Eighth Series 2016, 5.000%, 11/15/46	11/26 at 100.00	AA-	4,413,560
3,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fifth Series 2016, 5.000%, 10/01/35 (AMT)	10/26 at 100.00	AA-	4,335,398

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55	10/25 at 100.00	AA-	$11,721,900
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018:
4,225	4.000%, 9/01/43	9/28 at 100.00	AA-	4,670,273
10,230	5.000%, 9/01/48	9/28 at 100.00	AA-	12,406,432
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.250%, 10/15/57	4/27 at 100.00	AA-	5,962,900
3,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB+	3,797,447
4,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (AMT)	7/19 at 100.00	BBB+	4,759,047
1,365	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B, 5.000%, 11/15/38	5/27 at 100.00	AA-	1,639,665
3,905	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/39	5/24 at 100.00	AA-	4,460,955
10,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37	5/27 at 100.00	AA-	12,055,800
19,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42	11/27 at 100.00	AA-	23,477,415
5,355	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%, 11/15/49	5/29 at 100.00	AA-	6,541,240
1,560	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	1,650,839
184,790	Total Transportation			210,317,205
	U.S. Guaranteed – 4.2% (7)
1,000	Albany Capital Resource Corporation, New York, St Peter's Hospital Project, Series 2011, 6.125%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R	1,067,450
3,875	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+	3,996,481
1,600	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	AA	1,653,264
	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2007B:
290	6.000%, 7/01/26 (Pre-refunded 7/01/19) – AMBAC Insured	7/19 at 100.00	Aa2	291,001
310	6.000%, 7/01/27 (Pre-refunded 7/01/19) – AMBAC Insured	7/19 at 100.00	Aa2	311,070
330	6.000%, 7/01/28 (Pre-refunded 7/01/19) – AMBAC Insured	7/19 at 100.00	Aa2	331,139
350	6.000%, 7/01/29 (Pre-refunded 7/01/19) – AMBAC Insured	7/19 at 100.00	Aa2	351,207
1,460	6.000%, 7/01/36 (Pre-refunded 7/01/19) – AMBAC Insured	7/19 at 100.00	Aa2	1,465,037
1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2009A, 6.000%, 7/01/38 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2	1,003,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$350	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	$364,707
1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2	1,504,110
2,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2011A, 5.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	A-	2,673,275
1,480	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 (Pre-refunded 10/01/19) – AGC Insured	10/19 at 100.00	AA	1,498,456
1,200	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	1,256,496
1,175	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R	1,178,877
530	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2	565,017
3,515	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured (ETM)	No Opt. Call	AA	3,491,133
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A-	10,693,100
1,165	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31 (Pre-refunded 11/15/22)	11/22 at 100.00	N/R	1,311,941
4,845	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	AA-	5,122,037
3,520	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/31 (Pre-refunded 5/15/23)	5/23 at 100.00	AA-	4,026,810
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32 (Pre-refunded 5/15/23)	5/23 at 100.00	AA-	1,143,980
290	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	311,521
43,285	Total U.S. Guaranteed			45,611,559
	Utilities – 7.0%
7,075	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	BBB-	7,238,149
420	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	447,842
2,485	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	2,466,338
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,350	0.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	2,312,917
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	1,810,920
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	1,768,860
2,980	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A-	3,360,635

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$2,910	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	A-	$3,444,014
2,430	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42 (AMT), 144A	7/23 at 100.00	B1	2,507,979
2,055	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	7/19 at 100.00	N/R	2,056,212
10,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/36	12/25 at 100.00	AAA	11,833,700
5,095	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	5,793,372
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017:
15,500	5.000%, 12/15/38	12/27 at 100.00	AAA	18,917,595
3,000	5.000%, 12/15/39	12/27 at 100.00	AAA	3,658,350
7,000	5.000%, 12/15/40	12/27 at 100.00	AAA	8,514,730
67,300	Total Utilities			76,131,613
	Water and Sewer – 7.8%
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	11,257,000
4,465	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series CC-1, 5.000%, 6/15/46	6/26 at 100.00	AA+	5,224,050
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47	12/26 at 100.00	AA+	5,899,700
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series CC-1, 5.000%, 6/15/48	6/27 at 100.00	AA+	3,558,570
10,905	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/40	12/27 at 100.00	AA+	13,161,135
6,675	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution, 5.000%, 6/15/34	6/25 at 100.00	AAA	7,903,200
500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30	6/24 at 100.00	AAA	582,115
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
1,710	5.000%, 6/15/38	6/27 at 100.00	AAA	2,064,893
6,810	5.000%, 6/15/41	6/26 at 100.00	AAA	8,068,352
1,000	5.000%, 6/15/43	6/28 at 100.00	AAA	1,216,180
2,000	5.000%, 6/15/46	6/27 at 100.00	AAA	2,392,060

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$2,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017A, 5.000%, 6/15/42	6/27 at 100.00	AAA	$2,404,860
8,800	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017E, 5.000%, 6/15/47	6/27 at 100.00	AAA	10,514,504
3,065	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2017C, 5.000%, 8/15/47	8/27 at 100.00	AAA	3,672,606
900	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/19 at 100.00	Ca	902,250
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
1,000	4.250%, 7/01/25	7/22 at 100.00	Ca	965,000
505	5.500%, 7/01/28	7/22 at 100.00	Ca	507,525
1,875	5.750%, 7/01/37	7/22 at 100.00	Ca	1,898,438
1,530	6.000%, 7/01/47	7/22 at 100.00	Ca	1,552,950
	Water Authority of Western Nassau County, New York, Water System Revenue Bonds, Series 2015A:
675	5.000%, 4/01/40	4/25 at 100.00	AA-	771,532
1,050	5.000%, 4/01/45	4/25 at 100.00	AA-	1,195,887
73,465	Total Water and Sewer			85,712,807
$1,014,256	Total Long-Term Investments (cost $977,867,535)			1,035,318,911

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 5.9%
	MUNICIPAL BONDS – 5.9%
	Education and Civic Organizations – 0.6%
$7,185	New York City Trust for Cultural Resources, New York, Revenue Bonds, New York Botanical Garden, Variable Rate Demand Obligations, Series 2009A, 1.400%, 7/01/32 (8)	8/19 at 100.00	A-1	$7,185,000
	Housing/Multifamily – 1.2%
9,490	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Variable Rate Demand Obligations, Sustainable Neighborhood Series 2017C-4, 1.410%, 5/01/57 (8)	8/19 at 100.00	A-1	9,490,000

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$3,905	New York State Housing Finance Agency, 8 East 102nd Street Housing Revenue Bonds, Variable Rate Demand Obligations, Series 2010A, 1.350%, 5/01/44 (8)	8/19 at 100.00	VMIG-1	$3,905,000
13,395	Total Housing/Multifamily			13,395,000
	Tax Obligation/Limited – 4.1%
20,150	Dormitory Authority of the State of New York, Fifth General Resolution Consolidated Revenue Bonds, City University System, Variable Rate Demand Obligations, Series 2008D, 1.400%, 7/01/31 (8)	8/19 at 100.00	A-1+	20,150,000
17,640	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal, Variable Rate Demand Obligations, Series 2013A-7, 1.400%, 8/01/39 (8)	8/19 at 100.00	A-1+	17,640,000
6,580	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities & Equipment, Variable Rate Demand Obligations, Series 2004A-3B, 1.450%, 3/15/33 (8)	8/19 at 100.00	A-1	6,580,000
44,370	Total Tax Obligation/Limited			44,370,000
$64,950	Total Short-Term Investments (cost $64,950,000)			64,950,000
	Total Investments (cost $1,042,817,535) – 100.6%			1,100,268,911
	Floating Rate Obligations – (0.4)%			(4,125,000)
	Other Assets Less Liabilities – (0.2)%			(2,632,888)
	Net Assets – 100%			$1,093,511,023
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,035,318,911	$ —	$1,035,318,911
Short-Term Investments:
Municipal Bonds	—	64,950,000	—	64,950,000
Total	$ —	$1,100,268,911	$ —	$1,100,268,911

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 - Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.